UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance California Municipal Opportunities Fund

Class A EACAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,031,361,007
# of Portfolio Holdings	421
Portfolio Turnover Rate	40%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	14.0%
Housing	3.1%
Hospital	4.1%
Other Revenue	7.7%
Education	7.8%
Transportation	12.0%
General Obligations	51.3%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.3%
BB	3.6%
BBB	2.8%
A	14.3%
AA	65.4%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EACAX-TSR-SAR

Eaton Vance California Municipal Opportunities Fund

Class C ECCAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,031,361,007
# of Portfolio Holdings	421
Portfolio Turnover Rate	40%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	14.0%
Housing	3.1%
Hospital	4.1%
Other Revenue	7.7%
Education	7.8%
Transportation	12.0%
General Obligations	51.3%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.3%
BB	3.6%
BBB	2.8%
A	14.3%
AA	65.4%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ECCAX-TSR-SAR

Eaton Vance California Municipal Opportunities Fund

Class I EICAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,031,361,007
# of Portfolio Holdings	421
Portfolio Turnover Rate	40%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	14.0%
Housing	3.1%
Hospital	4.1%
Other Revenue	7.7%
Education	7.8%
Transportation	12.0%
General Obligations	51.3%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.3%
BB	3.6%
BBB	2.8%
A	14.3%
AA	65.4%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EICAX-TSR-SAR

Eaton Vance Massachusetts Municipal Income Fund

Class A ETMAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$136,115,190
# of Portfolio Holdings	79
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	12.6%
Housing	5.1%
Water and Sewer	5.5%
Transportation	8.5%
Special Tax Revenue	11.8%
General Obligations	13.8%
Hospital	19.2%
Education	23.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	3.9%
B	0.9%
BB	5.1%
BBB	8.4%
A	10.3%
AA	51.5%
AAA	19.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ETMAX-TSR-SAR

Eaton Vance Massachusetts Municipal Income Fund

Class C ECMMX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$136,115,190
# of Portfolio Holdings	79
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	12.6%
Housing	5.1%
Water and Sewer	5.5%
Transportation	8.5%
Special Tax Revenue	11.8%
General Obligations	13.8%
Hospital	19.2%
Education	23.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	3.9%
B	0.9%
BB	5.1%
BBB	8.4%
A	10.3%
AA	51.5%
AAA	19.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ECMMX-TSR-SAR

Eaton Vance Massachusetts Municipal Income Fund

Class I EIMAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$136,115,190
# of Portfolio Holdings	79
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	12.6%
Housing	5.1%
Water and Sewer	5.5%
Transportation	8.5%
Special Tax Revenue	11.8%
General Obligations	13.8%
Hospital	19.2%
Education	23.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	3.9%
B	0.9%
BB	5.1%
BBB	8.4%
A	10.3%
AA	51.5%
AAA	19.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EIMAX-TSR-SAR

Eaton Vance National Municipal Income Fund

Class A EANAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,064,483,282
# of Portfolio Holdings	628
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.7%
Housing	3.5%
Lease Rev./Cert. of Participation	3.8%
Electric Utilities	4.2%
Other Revenue	4.7%
Education	4.7%
Hospital	6.2%
Water and Sewer	10.6%
Special Tax Revenue	11.1%
Transportation	18.8%
General Obligations	25.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	4.1%
BB	1.4%
BBB	3.9%
A	15.3%
AA	56.6%
AAA	18.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EANAX-TSR-SAR

Eaton Vance National Municipal Income Fund

Class C ECHMX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,064,483,282
# of Portfolio Holdings	628
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.7%
Housing	3.5%
Lease Rev./Cert. of Participation	3.8%
Electric Utilities	4.2%
Other Revenue	4.7%
Education	4.7%
Hospital	6.2%
Water and Sewer	10.6%
Special Tax Revenue	11.1%
Transportation	18.8%
General Obligations	25.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	4.1%
BB	1.4%
BBB	3.9%
A	15.3%
AA	56.6%
AAA	18.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ECHMX-TSR-SAR

Eaton Vance National Municipal Income Fund

Class I EIHMX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,064,483,282
# of Portfolio Holdings	628
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.7%
Housing	3.5%
Lease Rev./Cert. of Participation	3.8%
Electric Utilities	4.2%
Other Revenue	4.7%
Education	4.7%
Hospital	6.2%
Water and Sewer	10.6%
Special Tax Revenue	11.1%
Transportation	18.8%
General Obligations	25.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	4.1%
BB	1.4%
BBB	3.9%
A	15.3%
AA	56.6%
AAA	18.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EIHMX-TSR-SAR

Eaton Vance New York Municipal Income Fund

Class A ETNYX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$417,387,196
# of Portfolio Holdings	227
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	14.3%
Lease Rev./Cert. of Participation	3.4%
Industrial Development Revenue	4.2%
Housing	6.1%
Water and Sewer	8.5%
Education	10.7%
General Obligations	12.0%
Transportation	19.9%
Special Tax Revenue	20.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	6.3%
B	1.4%
BB	1.6%
BBB	11.6%
A	9.0%
AA	53.6%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ETNYX-TSR-SAR

Eaton Vance New York Municipal Income Fund

Class C ECNYX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$417,387,196
# of Portfolio Holdings	227
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	14.3%
Lease Rev./Cert. of Participation	3.4%
Industrial Development Revenue	4.2%
Housing	6.1%
Water and Sewer	8.5%
Education	10.7%
General Obligations	12.0%
Transportation	19.9%
Special Tax Revenue	20.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	6.3%
B	1.4%
BB	1.6%
BBB	11.6%
A	9.0%
AA	53.6%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ECNYX-TSR-SAR

Eaton Vance New York Municipal Income Fund

Class I EINYX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$417,387,196
# of Portfolio Holdings	227
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	14.3%
Lease Rev./Cert. of Participation	3.4%
Industrial Development Revenue	4.2%
Housing	6.1%
Water and Sewer	8.5%
Education	10.7%
General Obligations	12.0%
Transportation	19.9%
Special Tax Revenue	20.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	6.3%
B	1.4%
BB	1.6%
BBB	11.6%
A	9.0%
AA	53.6%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EINYX-TSR-SAR

Eaton Vance Ohio Municipal Income Fund

Class A ETOHX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$194,888,875
# of Portfolio Holdings	152
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Housing	3.4%
Other Revenue	3.5%
Special Tax Revenue	3.8%
Water and Sewer	4.1%
Transportation	4.5%
Electric Utilities	8.7%
Hospital	14.3%
Education	15.4%
General Obligations	36.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	4.1%
BB	1.4%
BBB	4.6%
A	14.4%
AA	71.3%
AAA	4.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ETOHX-TSR-SAR

Eaton Vance Ohio Municipal Income Fund

Class C ECOHX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$194,888,875
# of Portfolio Holdings	152
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Housing	3.4%
Other Revenue	3.5%
Special Tax Revenue	3.8%
Water and Sewer	4.1%
Transportation	4.5%
Electric Utilities	8.7%
Hospital	14.3%
Education	15.4%
General Obligations	36.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	4.1%
BB	1.4%
BBB	4.6%
A	14.4%
AA	71.3%
AAA	4.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ECOHX-TSR-SAR

Eaton Vance Ohio Municipal Income Fund

Class I EIOHX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$194,888,875
# of Portfolio Holdings	152
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Housing	3.4%
Other Revenue	3.5%
Special Tax Revenue	3.8%
Water and Sewer	4.1%
Transportation	4.5%
Electric Utilities	8.7%
Hospital	14.3%
Education	15.4%
General Obligations	36.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	4.1%
BB	1.4%
BBB	4.6%
A	14.4%
AA	71.3%
AAA	4.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EIOHX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipal Income Funds
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

California Opportunities    •    Massachusetts    •    New York    •    Ohio

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Eaton Vance
Municipal Income Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Closed-End Funds — 0.2%
Security	Shares	Value
BlackRock MuniHoldings California Quality Fund, Inc.	258,432	$ 2,687,693
Total Closed-End Funds (identified cost $2,706,954)		$ 2,687,693

Tax-Exempt Municipal Obligations — 91.4%
Security	Principal Amount (000's omitted)	Value
Education — 7.1%
California Enterprise Development Authority, (Campbell Hall Episcopal), 4.00%, 8/1/40	$4,740	$ 4,743,577
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	11,390	10,128,117
California Enterprise Development Authority, (Curtis School Foundation):
4.00%, 6/1/49	3,000	2,727,114
4.00%, 6/1/53	2,000	1,781,336
California Enterprise Development Authority, (Sage Hill School):
4.00%, 12/1/50	13,760	12,153,698
4.00%, 12/1/54	6,000	5,163,339
5.00%, 12/1/43	1,235	1,325,211
California Enterprise Development Authority, (The Rocklin Academy), 5.00%, 6/1/54(1)	500	471,405
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 3.32%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	5,750	5,748,308
California Municipal Finance Authority (St. Ignatius College Preparatory), 5.00%, 9/1/49	5,860	6,037,420
California Municipal Finance Authority, (California Baptist University), 5.00%, 11/1/35(1)	2,165	2,284,813
California Municipal Finance Authority, (Magnolia Public Schools Obligated Group):
5.00%, 7/1/46(1)	1,070	1,055,704
5.25%, 7/1/56(1)	1,045	1,013,912
California School Finance Authority, (Alliance for College Ready Public Schools):
4.00%, 7/1/34(1)	860	864,754
5.00%, 7/1/39(1)	270	284,168
5.00%, 7/1/49(1)	2,990	2,995,339
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	570	587,890
5.00%, 8/1/38(1)	2,500	2,529,997
California State University:
5.00%, 11/1/47	95	95,071
5.25%, 11/1/50	10,000	10,741,629
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of California, 5.25%, 5/15/40	$560	$ 662,341
		$ 73,395,143
Electric Utilities — 0.2%
Trinity Public Utilities District, CA, Green Bonds, 3.00%, 4/1/31	$715	$ 651,780
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,538,682
		$ 2,190,462
General Obligations — 42.8%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,700	$ 5,418,572
Benicia Unified School District, CA, (Election of 2024), 5.00%, 8/1/51	1,610	1,688,143
Berkeley Unified School District, CA, (Election of 2020), 5.00%, 8/1/44	2,710	2,967,955
Beverly Hills Unified School District, CA, (Election of 2008):
0.00%, 8/1/30	1,000	894,587
0.00%, 8/1/32	2,465	2,065,394
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	9,120	8,282,297
California:
4.55%, 12/1/37	1,000	1,060,738
5.00%, 8/1/42	640	708,549
5.00%, 11/1/42	10,000	10,792,051
5.00%, 8/1/43	1,900	2,089,955
Calistoga Joint Unified School District, CA, (Election of 2022), 5.25%, 8/1/50	625	670,352
Chaffey Joint Union High School District, CA, (Election of 2012), 5.00%, 8/1/44	10,520	10,525,361
Corona-Norco Unified School District, CA, (Election of 2014):
5.00%, 8/1/42	400	444,516
5.00%, 8/1/43	1,360	1,499,352
5.00%, 8/1/44	1,200	1,312,248
5.00%, 8/1/45	2,000	2,168,049
5.00%, 8/1/46	1,275	1,371,784
5.00%, 8/1/49	1,800	1,892,783
Culver City Unified School District, CA, (Election of 2024), 4.00%, 8/1/44	6,290	6,091,210
Cupertino Union School District, CA, (Election of 2024):
5.75%, 8/1/44	145	170,279
5.75%, 8/1/50	10,410	11,664,090
Desert Community College District, CA, (Election of 2016), 5.00%, 8/1/51	1,875	1,973,353

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/43	$1,040	$ 1,041,438
El Monte Union High School District, CA, (Election of 2018):
5.25%, 6/1/43	400	448,747
5.25%, 6/1/44	300	333,647
5.25%, 6/1/45	300	330,804
5.25%, 6/1/48	1,250	1,344,008
5.25%, 6/1/50	1,500	1,600,226
Encinitas Union School District, CA, (Election of 2024):
5.00%, 8/1/45	280	303,527
5.00%, 8/1/50	1,920	2,021,231
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	235	217,634
Folsom Cordova Unified School District Facilities Improvement No 5, CA, (Election of 2014), 4.00%, 10/1/40	1,020	995,793
Fontana Unified School District, CA, (Election of 2024):
5.00%, 8/1/41	1,305	1,467,130
5.00%, 8/1/42	1,125	1,255,877
5.25%, 8/1/50	12,940	13,745,982
Foothill-De Anza Community College District, CA, (Election of 2020), 5.00%, 8/1/45	745	808,812
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/41	1,750	1,721,841
Glendale Community College District, CA, (Election of 2024), 5.00%, 8/1/50	1,500	1,580,266
Grossmont-Cuyamaca Community College District, CA, (Election of 2012):
4.25%, 8/1/51(3)	830	806,052
5.00%, 8/1/56(3)	3,000	3,122,022
Hacienda La Puente Unified School District, CA, (Election of 2016):
4.00%, 8/1/41	480	483,827
4.00%, 8/1/42	1,970	1,974,067
4.00%, 8/1/43	1,135	1,130,514
4.00%, 8/1/47	5,000	4,704,630
Hermosa Beach City School District, CA, (Election of 2024):
0.00%, 8/1/38	275	163,842
0.00%, 8/1/39	400	224,402
0.00%, 8/1/42	550	256,174
0.00%, 8/1/43	310	135,361
Hillsborough City School District, CA, (Election of 2022), 5.00%, 9/1/55	1,165	1,217,581
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Jefferson Union High School District, CA, (Election of 2020):
4.125%, 8/1/46	$145	$ 142,232
5.00%, 8/1/41	250	281,272
5.00%, 8/1/42	1,000	1,116,335
5.00%, 8/1/43	1,300	1,438,614
5.00%, 8/1/44	1,500	1,641,544
Jurupa Unified School District, CA, 4.00%, 8/1/41	470	460,346
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/37	1,500	1,702,698
5.25%, 8/1/41	1,000	1,109,230
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,334,857
5.50%, 8/1/43	1,780	2,002,097
5.75%, 8/1/50	3,940	4,330,324
6.00%, 8/1/44	250	296,548
6.00%, 8/1/50	1,970	2,254,897
6.50%, 8/1/50	310	357,385
Lakeside Union School District San Diego County, CA, (Election of 2008), 0.00%, 8/1/37	2,000	1,325,834
Lemon Grove School District, CA, (Election of 2022), 5.00%, 8/1/49	500	523,035
Lemon Grove School District, CA, (Election of 2024), 5.00%, 8/1/50	500	520,508
Lompoc Unified School District, CA, (Election of 2024):
5.25%, 8/1/46	1,000	1,096,022
5.25%, 8/1/50	2,610	2,782,847
5.25%, 8/1/54	4,290	4,537,174
Long Beach Community College District, CA, 5.00%, 8/1/52	3,970	4,160,052
Long Beach Unified School District, CA, (Election of 2016), 4.25%, 8/1/49(3)	6,480	6,309,190
Los Altos Elementary School District, CA, (Election of 2024):
5.00%, 8/1/46(3)	285	306,727
5.00%, 8/1/51(3)	605	637,738
5.00%, 8/1/55(3)	1,000	1,047,108
Los Angeles Unified School District, CA:
(Election of 2008), 4.00%, 7/1/40	6,730	6,586,868
Sustainability Bonds, 5.00%, 7/1/39	4,000	4,485,100
Lucia Mar Unified School District, CA, (Election of 2024):
5.00%, 8/1/51	2,000	2,105,349
5.00%, 8/1/55	3,000	3,125,545

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/43	$1,060	$ 1,203,711
Menlo Park City School District, CA, (Election of 2024), 5.00%, 7/1/50	210	219,917
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/42	640	650,734
Modesto High School District, CA, (Election of 2022), 5.25%, 8/1/50	2,750	2,958,312
Monterey Peninsula Unified School District, CA, 4.00%, 8/1/45	11,600	11,151,827
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/41	2,440	2,683,116
5.25%, 8/1/42	1,750	1,909,471
Mountain View Whisman School District, CA, (Election of 2020):
3.00%, 9/1/38	15	13,931
3.00%, 9/1/45	10,285	8,406,268
4.00%, 9/1/40	30	30,535
Mt. San Antonio Community College District, CA, (Election of 2024):
5.00%, 8/1/50	2,730	2,891,162
5.25%, 8/1/55	3,330	3,558,043
Napa Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,425	1,518,246
Newark Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	4,855	5,180,356
North Monterey County Unified School District, CA, 4.00%, 5/1/43	5	4,932
Oak Grove School District, CA, (Election of 2022):
5.00%, 8/1/43	1,350	1,498,458
5.00%, 8/1/44	1,700	1,871,652
5.00%, 8/1/48	465	491,612
5.00%, 8/1/51	1,015	1,057,936
Oxnard Union High School District, CA, (Election of 2024):
4.00%, 8/1/47	1,750	1,677,694
5.00%, 8/1/43	1,150	1,271,661
5.00%, 8/1/44	1,375	1,507,015
5.00%, 8/1/45	1,700	1,846,998
Pacific Grove Unified School District, CA, (Election of 2020):
5.00%, 8/1/42	225	249,099
5.00%, 8/1/43	250	274,580
5.00%, 8/1/44	285	310,256
5.00%, 8/1/45	320	344,553
Pajaro Valley Unified School District, CA, 4.00%, 8/1/45	7,985	7,748,015
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Palmdale Elementary School District, CA, (Election of 2022):
5.00%, 8/1/44	$200	$ 219,037
5.00%, 8/1/45	225	244,272
5.00%, 8/1/50	1,250	1,311,005
Palo Alto Unified School District, CA:
(Election of 2008), 0.00%, 8/1/33	5,950	4,800,284
(Election of 2018), 3.25%, 8/1/42	130	118,959
Pasadena Unified School District, CA, (Election of 2020):
5.00%, 8/1/43	2,000	2,223,290
5.00%, 8/1/44	2,000	2,201,944
5.25%, 8/1/47	1,200	1,307,281
5.25%, 8/1/50	3,935	4,229,937
Pasadena, CA, (Central Library), 5.00%, 9/1/51	5,040	5,302,419
Piner-Olivet Union Elementary School District, CA, (Election of 2024), 4.00%, 8/1/50	60	56,458
Pleasanton Unified School District, CA, (Election of 2016):
5.00%, 8/1/40	1,065	1,206,957
5.00%, 8/1/41	1,180	1,322,595
5.00%, 8/1/42	2,485	2,765,729
Pleasanton Unified School District, CA, (Election of 2022), 4.25%, 8/1/46	850	841,279
Puerto Rico:
0.00%, 7/1/33	638	463,437
5.625%, 7/1/29	3,045	3,216,142
Rio Hondo Community College District, CA, (Election of 2024):
5.00%, 8/1/42	1,000	1,116,335
5.00%, 8/1/43	1,000	1,106,626
5.00%, 8/1/45	1,250	1,352,998
San Bernardino Community College District, CA, (Election of 2008):
5.00%, 8/1/42	2,000	2,263,263
5.00%, 8/1/43	4,185	4,701,684
San Carlos School District, CA:
4.00%, 10/1/43	1,525	1,530,291
(Election of 2024), 4.50%, 10/1/55(3)	385	378,290
San Diego Community College District, CA, (Election of 2024), 5.00%, 8/1/55	4,615	4,818,102
San Diego Unified School District, CA, (Election of 2008), 5.00%, 7/1/45	650	713,731
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/43	1,515	1,768,305
San Diego Unified School District, CA, (Election of 2018):
5.00%, 7/1/44	55	60,829

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Diego Unified School District, CA, (Election of 2018): (continued)
5.00%, 7/1/47	$1,850	$ 1,984,733
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/43	5,250	5,831,734
Green Bonds, 5.00%, 8/1/44	7,000	7,695,207
Green Bonds, 5.00%, 8/1/45	4,500	4,896,464
San Jacinto Unified School District, CA, (Election of 2024):
5.00%, 8/1/48	825	871,564
5.00%, 8/1/49	3,090	3,251,704
San Jose Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	8,500	9,110,033
San Jose-Evergreen Community College District, CA, (Election of 2016), 4.00%, 9/1/42	15	15,265
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/49	1,155	1,087,621
San Leandro Unified School District, CA, (Election of 2024):
5.00%, 8/1/42	650	728,364
5.00%, 8/1/43	760	846,126
5.00%, 8/1/44	750	826,974
5.00%, 8/1/45	1,000	1,093,022
5.00%, 8/1/46	1,000	1,082,385
5.00%, 8/1/52	1,640	1,714,670
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53	335	308,682
San Marcos Unified School District, CA, (Election of 2024), 5.25%, 8/1/55	9,575	10,132,754
San Marino Unified School District, CA, (Election of 2024):
5.00%, 8/1/41	890	979,733
5.00%, 8/1/42	915	1,001,456
5.00%, 8/1/43	500	543,345
5.00%, 8/1/44	535	576,098
5.00%, 8/1/46	895	950,999
San Rafael City Elementary School District, CA, (Election of 2022):
4.00%, 8/1/42	590	595,219
4.25%, 8/1/47	2,225	2,201,047
5.00%, 8/1/44	420	459,632
5.00%, 8/1/45	250	270,600
5.00%, 8/1/50	1,650	1,721,519
5.00%, 8/1/55	1,485	1,534,279
San Rafael City High School District, CA, (Election of 2015), 4.00%, 8/1/43	1,940	1,889,780
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/40	$7,420	$ 8,067,342
Santa Monica-Malibu Unified School District, CA, (Election of 2024):
4.125%, 8/1/55	50	47,126
5.00%, 8/1/44	1,000	1,092,882
5.00%, 8/1/44	895	978,129
5.00%, 8/1/45	265	287,542
5.00%, 8/1/50	10,405	10,893,543
5.00%, 8/1/55	1,575	1,630,729
Scotts Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,100	1,167,651
Sebastopol Union School District, CA, (Election of 2024):
5.00%, 8/1/50	500	519,733
5.00%, 8/1/55	1,000	1,028,587
Solano County Community College District, CA, (Election of 2012):
5.00%, 8/1/46	725	783,552
5.00%, 8/1/50	1,940	2,043,810
Southwestern Community College District, CA, (Election of 2024):
5.25%, 8/1/43	1,500	1,686,856
5.25%, 8/1/44	1,330	1,481,434
5.25%, 8/1/46	1,000	1,091,951
5.25%, 8/1/51	3,000	3,195,497
Sunnyvale School District, CA, (Election of 2024):
5.00%, 9/1/43	1,290	1,430,775
5.00%, 9/1/44	1,955	2,145,764
5.00%, 9/1/45	975	1,059,151
Tamalpais Union High School District, CA, (Election of 2024):
4.00%, 8/1/43	4,125	4,208,579
4.00%, 8/1/45	8,240	8,288,371
4.125%, 8/1/49	2,490	2,481,621
Torrance Unified School District, CA, (Election of 2008), 4.00%, 8/1/39	1,585	1,586,304
Ventura Unified School District, CA, (Election of 2022):
4.25%, 8/1/51	1,700	1,633,413
5.25%, 8/1/55	10,405	10,941,157
Walnut Creek Elementary School District Contra Costa County, CA, (Election of 2022), 5.00%, 9/1/50	400	417,081
Washington Unified School District, CA, (Election of 2020):
4.00%, 8/1/43	2,350	2,372,004
4.00%, 8/1/44	2,140	2,139,968

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/50	$1,310	$ 1,370,668
West Valley-Mission Community College District, CA, (Election of 2012), 4.00%, 8/1/40	9,775	9,487,249
		$ 441,135,576
Hospital — 2.6%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	$4,205	$ 4,348,451
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/39	3,000	2,946,585
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	3,010	3,011,786
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	3,000	3,009,274
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.00%, 7/1/43	1,255	1,283,647
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/26	500	503,632
5.00%, 11/1/47	725	687,609
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	426,985
California Statewide Communities Development Authority, (Loma Linda University Medical Center):
5.25%, 12/1/44	2,800	2,803,577
5.50%, 12/1/54	6,050	6,058,257
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,055,022
		$ 27,134,825
Housing — 1.8%
California Housing Finance Agency, Sustainability Bonds, 3.60% to 8/1/26 (Put Date), 8/1/63	$1,500	$ 1,500,550
California Housing Finance Agency, (Shoreview Apartments), (FHLMC), 4.10%, 7/1/40	4,900	4,818,262
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	2,330	2,328,104
California Municipal Finance Authority, (Maison's Sierra Phase 2), (FNMA), 4.45%, 11/1/43	5,000	5,053,213
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	985	903,263
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	$1,545	$ 1,410,272
Los Angeles Housing Authority, CA, (Claredon Apartments), 4.15%, 12/1/44	2,500	2,347,795
		$ 18,361,459
Industrial Development Revenue — 2.9%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$14,165	$ 14,313,329
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	2,000	2,064,073
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	10,130	10,167,257
California Municipal Finance Authority, (Waste Management, Inc.):
(AMT), 3.375% to 9/1/28 (Put Date), 9/1/50	1,250	1,241,677
(AMT), 3.45% to 12/1/26 (Put Date), 12/1/44	2,000	2,000,363
		$ 29,786,699
Insured - Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,100	$ 2,110,595
		$ 2,110,595
Insured - General Obligations — 6.4%
Aromas-San Juan Unified School District, CA, (Election of 2024), (AG), 5.00%, 8/1/51	$700	$ 729,178
Bassett Unified School District, CA, (Election of 2020), (BAM), 5.25%, 8/1/50	1,580	1,684,277
Biggs Unified High School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/54	850	886,367
Byron Union School District, CA, (Election of 2024), (BAM), 4.00%, 8/1/47	405	382,257
Carmichael Recreation and Park District, CA, (BAM), 5.00%, 8/1/41	165	180,620
Central Unified School District, CA, (AG), 3.00%, 8/1/38	145	129,122
Cottonwood Union School District, CA, (Election of 2024):
(AG), 5.00%, 8/1/50	345	359,686
(AG), 5.00%, 8/1/54	620	641,618
Durham Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/54	225	231,795
Eastern Sierra Unified School District, CA:
(BAM), 0.00%, 8/1/34	380	283,110

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Eastern Sierra Unified School District, CA: (continued)
(BAM), 0.00%, 8/1/35	$225	$ 159,386
(BAM), 0.00%, 8/1/36	320	214,069
(BAM), 0.00%, 8/1/37	350	220,983
(BAM), 0.00%, 8/1/39	340	190,731
El Rancho Unified School District, CA, (Election of 2016), (BAM), 5.75%, 8/1/48	1,500	1,672,970
Fulton-El Camino Recreation and Park District, CA, (Election of 2024), (BAM), 5.25%, 8/1/55	2,000	2,090,991
Glendale Unified School District, CA, (Election of 2011), (BAM), 3.00%, 9/1/39	8,140	7,346,438
Gonzales Unified School District, CA, (Election of 2020), (BAM), 5.25%, 8/1/50	1,500	1,587,547
Hayward Unified School District, CA, (Election of 2024):
(BAM), 5.00%, 8/1/43	335	369,707
(BAM), 5.00%, 8/1/44	250	273,746
(BAM), 5.00%, 8/1/46	125	134,414
(BAM), 5.00%, 8/1/47	305	325,074
(BAM), 5.00%, 8/1/50	1,500	1,580,120
Lake Tahoe Unified School District, CA, (Election of 2024):
(BAM), 5.00%, 8/1/44	115	124,755
(BAM), 5.00%, 8/1/45	65	69,949
(BAM), 5.00%, 8/1/50	3,405	3,556,081
(BAM), 5.00%, 8/1/54	210	217,353
Long Beach Unified School District, CA, (Election of 1999), (AG), 0.00%, 8/1/27	2,815	2,713,192
Mount Pleasant Elementary School District, CA:
(AG), 4.00%, 8/1/47	195	184,998
(AG), 5.00%, 8/1/42	365	407,191
Mount Pleasant Elementary School District, CA, (Election of 2024):
(AG), 5.00%, 8/1/42	250	278,477
(AG), 5.00%, 8/1/43	230	254,595
(AG), 5.00%, 8/1/44	485	529,472
(AG), 5.00%, 8/1/45	620	669,394
(AG), 5.00%, 8/1/50	1,200	1,249,103
(AG), 5.00%, 8/1/50	1,375	1,431,264
Mountain View School District Los Angeles County, CA, (Election of 2020), (BAM), 5.00%, 8/1/54	1,500	1,566,307
Napa Valley Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/44	35	37,820
(BAM), 5.00%, 8/1/50	450	468,410
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Patterson Joint Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/44	$1,000	$ 1,083,524
(BAM), 5.00%, 8/1/49	1,750	1,836,759
(BAM), 5.00%, 8/1/55	500	514,132
Ravenswood City School District, CA, (Election of 2022):
(AG), 0.00%, 8/1/39	300	172,166
(AG), 0.00%, 8/1/40	650	352,442
(AG), 0.00%, 8/1/41	1,000	511,214
(AG), 0.00%, 8/1/42	1,000	481,836
(AG), 0.00%, 8/1/43	850	386,575
(AG), 0.00%, 8/1/44	945	403,954
(AG), 0.00%, 8/1/45	1,055	423,650
(AG), 5.00%, 8/1/37	125	146,566
Riverbank Unified School District, CA, (Election of 2018), (AG), 5.50%, 8/1/52	1,000	1,070,033
Sacramento City Unified School District, CA, (Election of 2020), (AG), 5.50%, 8/1/54	6,920	7,436,321
Sacramento City Unified School District, CA, (Election of 2024), (AG), 5.00%, 8/1/50	4,850	5,052,222
Sanger Unified School District, CA, (Election of 2024), (BAM), 5.25%, 8/1/51	2,160	2,300,257
Simi Valley Unified School District, CA, (Election of 2004), (AG), 0.00%, 8/1/28	4,900	4,611,371
Temecula Valley Unified School District, CA, (Election of 2012), (AG), 4.00%, 8/1/45	300	289,941
Ukiah Unified School District, CA, (Election of 2020), (AG), 5.50%, 8/1/49	2,350	2,505,795
Washington Township Health Care District, CA, (Election of 2020), (AG), 4.125%, 8/1/42	1,000	1,017,517
		$ 66,028,842
Insured - Hospital — 1.0%
California Health Facilities Financing Authority, (Adventist Health System), (AG), 4.00%, 3/1/39	$6,155	$ 5,995,734
California Health Facilities Financing Authority, (Kaiser Permanente), (BAM), 4.00%, 11/1/44	4,150	3,954,919
Cambria Community Healthcare District, CA:
(BAM), 5.00%, 8/1/45	305	325,315
(BAM), 5.00%, 8/1/50	135	140,607
		$ 10,416,575
Insured - Lease Revenue/Certificates of Participation — 0.3%
Inglewood Joint Powers Authority, CA, (Inglewood Main Library Renovation and Seismic Retrofit):
(BAM), 5.00%, 8/1/45	$250	$ 267,173

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation (continued)
Inglewood Joint Powers Authority, CA, (Inglewood Main Library Renovation and Seismic Retrofit): (continued)
(BAM), 5.25%, 8/1/50	$2,500	$ 2,640,051
		$ 2,907,224
Insured - Special Tax Revenue — 1.5%
Elk Grove Finance Authority, CA:
(AG), 5.00%, 9/1/43	$570	$ 621,025
(AG), 5.00%, 9/1/47	230	242,026
Golden Valley Unified School District Financing Authority, CA:
(AG), 5.00%, 9/1/41	325	357,042
(AG), 5.00%, 9/1/43	300	327,103
(AG), 5.00%, 9/1/45	270	289,954
(AG), 5.00%, 9/1/56	310	323,443
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	820	832,546
(BAM), 4.00%, 9/1/42	720	727,395
San Clemente, CA:
(BAM), 5.00%, 9/1/43	3,160	3,458,554
(BAM), 5.00%, 9/1/45	1,775	1,909,059
Tracy Community Facilities District, CA:
(BAM), 5.00%, 9/1/42	200	219,479
(BAM), 5.00%, 9/1/43	250	272,380
(BAM), 5.00%, 9/1/44	195	209,971
(BAM), 5.00%, 9/1/45	285	304,221
(BAM), 5.00%, 9/1/50	3,000	3,123,061
(BAM), 5.00%, 9/1/54	2,705	2,790,641
		$ 16,007,900
Insured - Water and Sewer — 0.3%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.125%, 12/1/48	$2,320	$ 2,181,882
Stockton-East Water District, CA, Green Bonds, (BAM), 5.00%, 3/1/50	1,210	1,252,767
		$ 3,434,649
Lease Revenue/Certificates of Participation — 1.6%
California Municipal Finance Authority, (Mammoth Hospital):
5.25%, 6/1/41	$1,280	$ 1,407,043
5.25%, 6/1/42	1,310	1,429,272
5.25%, 6/1/43	1,450	1,571,670
5.25%, 6/1/44	1,535	1,650,534
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
California Municipal Finance Authority, (Mammoth Hospital): (continued)
5.25%, 6/1/45	$1,505	$ 1,604,902
5.25%, 6/1/50	4,250	4,414,843
Fontana Public Facilities Financing Authority, CA, 5.00%, 11/1/50	4,500	4,688,652
		$ 16,766,916
Other Revenue — 7.2%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00%, 12/1/35	$7,000	$ 7,582,324
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	8,030	8,406,336
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	19,625	20,048,998
Green Bonds, 5.00% to 11/1/32 (Put Date), 2/1/55	10,000	10,754,365
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	7,000	7,267,803
Green Bonds, 5.00% to 7/1/34 (Put Date), 10/1/55	9,000	9,091,041
Green Bonds, 5.00% to 10/1/33 (Put Date), 12/1/55	2,500	2,608,141
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,325	4,705,568
California Public Finance Authority, (Hazelden Betty Ford Foundation), 5.00%, 11/1/49	3,000	3,023,078
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	466,479
		$ 73,954,133
Senior Living/Life Care — 2.0%
California Health Facilities Financing Authority, (Episcopal Communities and Services):
3.85%, 11/15/27	$1,500	$ 1,500,438
5.25%, 11/15/48	1,645	1,681,159
California Municipal Finance Authority, (HumanGood - California Obligated Group):
4.00%, 10/1/38	3,790	3,661,428
5.00%, 10/1/43	2,980	3,073,069
5.25%, 10/1/44	1,505	1,567,184
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(1)	1,700	1,572,937
California Statewide Communities Development Authority, (Odd Fellows Home of California):
5.00%, 4/1/45(3)	270	286,900
5.00%, 4/1/46(3)	625	657,341
5.00%, 4/1/48(3)	800	826,709

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Statewide Communities Development Authority, (Odd Fellows Home of California): (continued)
5.00%, 4/1/49(3)	$550	$ 566,040
California Statewide Communities Development Authority, (Sequoia Living):
5.00%, 7/1/42	2,010	2,187,370
5.00%, 7/1/43	2,110	2,279,076
5.00%, 7/1/55	675	687,371
		$ 20,547,022
Special Tax Revenue — 0.4%
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/35	$1,150	$ 1,183,740
5.00%, 9/1/38	1,000	1,023,075
Series 2018, 5.00%, 9/1/32	625	644,455
Series 2018, 5.00%, 9/1/34	765	788,703
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/33	125	126,576
		$ 3,766,549
Transportation — 11.3%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
2.72%, (SIFMA + 0.30%), 4/1/56(2)	$5,000	$ 4,967,743
(LOC: Bank of America, N.A.), 2.35%, 4/1/59(4)	1,550	1,550,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, CA:
(AMT), 5.25%, 7/1/40	2,250	2,457,511
(AMT), 5.25%, 7/1/44	4,250	4,536,911
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,621,371
(AMT), 5.00%, 12/31/47	7,705	7,709,683
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/32	1,000	1,028,546
(AMT), 5.00%, 5/15/38	3,215	3,271,367
(AMT), 5.00%, 5/15/44	3,700	3,765,052
(AMT), 5.25%, 5/15/48	17,435	17,664,218
(AMT), 5.50%, 5/15/47	10,000	10,487,565
Green Bonds, 5.00%, 5/15/42	5,000	5,612,008
Green Bonds, 5.00%, 5/15/43	5,000	5,568,156
Green Bonds, (AMT), 4.00%, 5/15/47	575	522,340
Sacramento County, CA, Airport System Revenue, (AMT), 5.25%, 7/1/50	8,530	8,776,614
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Diego County Regional Airport Authority, CA:
(AMT), 5.00%, 7/1/31	$600	$ 655,489
(AMT), 5.00%, 7/1/33	1,500	1,664,682
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
(AMT), 5.00%, 7/1/39	3,000	3,193,097
(AMT), 5.00%, 7/1/42	6,850	7,190,874
(AMT), 5.00%, 7/1/43	7,240	7,560,796
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
5.00%, 5/1/45	3,000	3,265,641
(AMT), 5.00%, 5/1/41	2,485	2,485,833
(AMT), 5.75%, 5/1/48	9,390	10,036,079
		$ 116,591,576
Water and Sewer — 1.8%
California Department of Water Resources, CA, (Central Valley), 5.00%, 12/1/51	$2,275	$ 2,392,270
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	13,240	13,041,555
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	2,915	3,039,902
		$ 18,473,727
Total Tax-Exempt Municipal Obligations (identified cost $937,126,770)		$ 943,009,872

Taxable Municipal Obligations — 8.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,105	$ 1,875,087
University of California, 3.73%, 7/1/41(5)	4,030	4,030,000
		$ 5,905,087
General Obligations — 1.8%
California, 7.50%, 4/1/34(6)	$8,000	$ 9,196,783
Chaffey Community College District, CA:
4.756%, 6/1/31	3,045	3,124,066
4.812%, 6/1/32	2,870	2,946,484
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,653,201

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Palmdale School District, CA, 1.67%, 8/1/29	$500	$ 462,390
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	1,018,134
		$ 18,401,058
Hospital — 0.2%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$2,100	$ 2,147,240
		$ 2,147,240
Housing — 1.3%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$10,000	$ 10,042,748
California Municipal Finance Authority, (Witmer Manor Community Partners LP), (FNMA), 6.00%, 11/1/43	1,000	1,008,174
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	775	562,858
3.20%, 6/15/56	3,685	2,059,728
		$ 13,673,508
Insured - Education — 0.1%
University of California College of the Law San Francisco, CA:
(BAM), 4.719%, 8/1/32	$200	$ 200,356
(BAM), 4.819%, 8/1/33	200	200,095
(BAM), 4.992%, 8/1/34	200	200,778
(BAM), 5.092%, 8/1/35	500	501,521
		$ 1,102,750
Insured - General Obligations — 0.6%
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	$500	$ 409,515
Peralta Community College District, CA, (NPFG), (LOC: Barclays Bank PLC), 3.72%, 8/5/31(5)	5,840	5,840,000
		$ 6,249,515
Insured - Hospital — 0.3%
California Municipal Finance Authority, (Children's Hospital Los Angeles), (AG), 5.40%, 11/15/31	$2,500	$ 2,553,433
		$ 2,553,433
Insured - Lease Revenue/Certificates of Participation — 0.2%
Fresno County, CA, (BAM), (NPFG), 0.00%, 8/15/31	$2,745	$ 2,182,219
		$ 2,182,219
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.2%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 940,284
(BAM), 2.307%, 9/1/31	1,500	1,328,594
		$ 2,268,878
Insured - Transportation — 0.8%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/27	$740	$ 692,478
(AMBAC), 0.00%, 10/1/28	1,010	902,261
San Joaquin Hills Transportation Corridor Agency, CA, (AG), 2.303%, 1/15/28	7,145	6,936,019
		$ 8,530,758
Lease Revenue/Certificates of Participation — 0.7%
California State Public Works Board:
4.859%, 4/1/28	$3,000	$ 3,054,886
4.879%, 4/1/29	1,500	1,537,034
4.917%, 4/1/27	2,000	2,019,780
		$ 6,611,700
Other Revenue — 0.6%
Pasadena, CA, 3.097%, 5/1/40	$8,000	$ 6,396,382
		$ 6,396,382
Senior Living/Life Care — 0.1%
California Municipal Finance Authority, (Channing House), 4.51%, 5/15/30	$1,030	$ 1,020,354
		$ 1,020,354
Special Tax Revenue — 0.5%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue:
4.654%, 7/1/28	$1,640	$ 1,664,486
4.726%, 7/1/27	1,975	1,996,009
4.792%, 7/1/26	950	952,087
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	250	249,722
		$ 4,862,304

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.1%
Santa Clara Valley Water District, CA, 4.57%, 6/1/33	$1,390	$ 1,406,705
		$ 1,406,705
Total Taxable Municipal Obligations (identified cost $84,786,079)		$ 83,311,891

Short-Term Investments — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/7/26	$8,000	$ 7,995,187
Total Short-Term Investments (identified cost $7,995,189)		$ 7,995,187
Total Investments — 100.5% (identified cost $1,032,614,992)		$1,037,004,643
Other Assets, Less Liabilities — (0.5)%		$ (5,643,636)
Net Assets — 100.0%		$1,031,361,007
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $16,002,485 or 1.6% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 11.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.7%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,653,500
		$ 3,653,500
Education — 19.4%
Massachusetts Development Finance Agency, (Amherst College), 5.00% to 11/1/35 (Put Date), 11/1/55	$1,000	$ 1,146,375
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/40	1,300	1,272,022
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/53	2,500	2,583,578
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/48	1,000	1,040,490
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,551,108
5.00%, 5/1/35	1,660	1,661,016
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 5/13/32 (Put Date), 5/15/55	1,760	1,964,925
Massachusetts Development Finance Agency, (Middlesex School), 4.25%, 7/1/54	1,600	1,442,338
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	2,350	1,718,495
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/35	750	758,011
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,577,658
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	5,818,584
University of Massachusetts Building Authority:
5.00%, 11/1/50	1,735	1,794,746
5.25%, 11/1/42	2,000	2,044,338
		$ 26,373,684
Electric Utilities — 0.7%
Massachusetts Municipal Wholesale Electric Co., 4.00%, 7/1/51	$1,000	$ 882,171
		$ 882,171
General Obligations — 14.0%
Concord, MA, 4.00%, 1/15/48	$2,000	$ 1,896,575
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
East Longmeadow, MA, 3.00%, 11/1/42	$2,000	$ 1,706,958
Framingham, MA, 3.00%, 12/1/40	1,860	1,617,354
Greater Fall River Vocational School District, MA, 5.00%, 6/1/49	1,500	1,531,948
Massachusetts:
5.00%, 12/1/43	800	874,205
5.25%, 10/1/47	2,000	2,107,049
New Bedford, MA, 4.00%, 9/1/47	2,650	2,452,685
Northeast Metropolitan Regional Vocational School District, MA, 4.00%, 4/15/47	3,075	2,864,302
Puerto Rico, 5.625%, 7/1/27	1,800	1,834,945
Spencer East Brookfield Regional School District, MA, 4.25%, 5/1/49	810	764,167
Tyngsborough, MA, 3.00%, 10/15/42	1,660	1,415,543
		$ 19,065,731
Hospital — 19.5%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.):
5.00%, 7/1/33	$1,000	$ 1,004,125
5.00%, 7/1/34	2,500	2,788,365
Massachusetts Development Finance Agency, (Boston Children's Hospital):
5.25%, 3/1/54	2,500	2,609,134
(LOC: TD Bank, N.A.), 2.70%, 3/1/48(1)	2,700	2,700,000
Massachusetts Development Finance Agency, (Boston Medical Center):
Green Bonds, 4.00%, 7/1/47	1,875	1,598,858
Green Bonds, 5.00%, 7/1/44	2,930	2,930,766
Massachusetts Development Finance Agency, (Mass General Brigham):
5.00%, 7/1/34	1,000	1,131,480
5.00%, 7/1/45	2,000	2,114,358
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/47	2,000	2,002,190
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,295	1,272,882
Massachusetts Development Finance Agency, (Umass Memorial Health Care, Inc.), 5.25%, 7/1/50	1,750	1,756,570
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center):
(LOC: TD Bank, N.A.), 2.70%, 7/1/39(1)	1,400	1,400,000
(LOC: TD Bank, N.A.), 2.70%, 7/1/44(1)	3,165	3,165,000
		$ 26,473,728

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 5.2%
Massachusetts Development Finance Agency, (Merrimack College Student Housing):
4.25%, 7/1/34(2)	$500	$ 507,938
5.00%, 7/1/44(2)	2,000	2,014,782
Massachusetts Housing Finance Agency:
(SPA: TD Bank, N.A.), 2.40%, 12/1/48(3)	875	875,000
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.90%, 12/1/48	2,000	2,013,806
Sustainability Bonds, 2.65%, 6/1/26	1,000	999,314
Sustainability Bonds, 3.00%, 12/1/50	1,000	708,234
		$ 7,119,074
Industrial Development Revenue — 0.9%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(2)	$670	$ 581,542
(AMT), 4.875%, 11/1/42(2)	740	661,724
		$ 1,243,266
Insured - Education — 4.5%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$ 6,156,259
		$ 6,156,259
Insured - Special Tax Revenue — 4.0%
Massachusetts, Dedicated Tax Revenue, (NPFG), Escrowed to Maturity, 5.50%, 1/1/30	$4,955	$ 5,426,071
		$ 5,426,071
Lease Revenue/Certificates of Participation — 1.0%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,370	$ 1,406,112
		$ 1,406,112
Other Revenue — 1.4%
Massachusetts Development Finance Agency, (Broad Institute), 4.00%, 4/1/41	$2,025	$ 1,929,409
		$ 1,929,409
Senior Living/Life Care — 1.6%
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(2)	$205	$ 211,339
5.00%, 11/15/38(2)	135	138,101
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	$2,000	$ 1,890,696
		$ 2,240,136
Special Tax Revenue — 8.0%
American Samoa Economic Development Authority:
5.00%, 9/1/32(2)	$340	$ 352,893
5.00%, 9/1/33(2)	250	259,714
5.00%, 9/1/38(2)	200	201,769
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	475	481,299
5.00%, 7/1/45	2,360	2,422,650
5.25%, 7/1/31	1,240	1,401,028
5.25%, 7/1/50	2,670	2,832,995
Massachusetts School Building Authority, Social Bonds, 5.25%, 2/15/50	1,000	1,056,769
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,904,250
		$ 10,913,367
Student Loan — 2.3%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$1,400	$ 1,369,510
(AMT), 4.25%, 7/1/32	1,800	1,811,651
		$ 3,181,161
Transportation — 8.6%
Massachusetts Port Authority, (AMT), 5.00%, 7/1/51	$4,090	$ 4,106,426
Massachusetts Port Authority, (Bosfuel Project):
(AMT), 5.00%, 7/1/35	1,350	1,406,996
(AMT), 5.00%, 7/1/49	2,500	2,506,330
Massachusetts, (Rail Enhancement Program):
5.00%, 6/1/55	1,045	1,080,760
Sustainability Bonds, 5.00%, 6/1/53	2,500	2,573,817
		$ 11,674,329
Water and Sewer — 5.6%
Boston Water and Sewer Commission, MA:
3.00%, 11/1/41	$1,500	$ 1,284,712
4.00%, 11/1/27	2,000	2,001,956
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/43	1,000	1,077,714
Massachusetts Water Resources Authority:
(LOC: Bank of America, N.A.), 2.52%, 8/1/31(3)	250	250,000

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Massachusetts Water Resources Authority: (continued)
(SPA: U.S. Bank, N.A.), 2.60%, 8/1/29	$3,000	$ 3,000,000
		$ 7,614,382
Total Tax-Exempt Municipal Obligations (identified cost $134,859,654)		$ 135,352,380

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$85	$ 86,089
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	45	45,549
Total Taxable Municipal Obligations (identified cost $130,000)		$ 131,638

Short-Term Investments — 2.1%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.23%(5)	2,824,722	$ 2,825,005
Total Short-Term Investments (identified cost $2,825,005)		$ 2,825,005
Total Investments — 101.6% (identified cost $137,814,659)		$ 138,309,023
Other Assets, Less Liabilities — (1.6)%		$ (2,193,833)
Net Assets — 100.0%		$ 136,115,190
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $6,820,498 or 5.0% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	The rate shown is the annualized seven-day yield as of March 31, 2026.
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.9% to 4.5% of total investments.
Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Cornell University, 4.169%, 6/15/30	$1,445	$ 1,435,283
Total Corporate Bonds (identified cost $1,445,000)		$ 1,435,283

Tax-Exempt Municipal Obligations — 99.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.4%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$3,740	$ 3,915,994
Green Bonds, 5.25%, 9/15/52	1,895	1,988,994
		$ 5,904,988
Education — 8.7%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 4.75%, 6/1/54	$1,325	$ 1,205,106
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	300	313,384
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	3,250	3,522,069
Build NYC Resource Corp., NY, (South Bronx Classical Charter School V):
5.00%, 6/15/41	2,000	2,068,898
5.00%, 6/15/46	825	819,132
Build NYC Resource Corp., NY, (Success Academy Charter School):
4.00%, 9/1/42	1,175	1,106,537
4.00%, 9/1/44	750	697,174
5.00%, 9/1/38	1,235	1,297,181
Build NYC Resource Corp., NY, (The Renaissance Charter School), 5.25%, 6/15/45	2,100	2,085,522
Dutchess County Local Development Corp., NY, (Culinary Institute of America):
4.00%, 7/1/37	130	128,133
5.00%, 7/1/39	470	496,380
5.00%, 7/1/40	365	382,337
5.00%, 7/1/41	425	440,826
5.00%, 7/1/42	600	618,523
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(1)	1,190	1,137,336
Security	Principal Amount (000's omitted)	Value
Education (continued)
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	$1,990	$ 1,776,165
5.00%, 7/1/36	500	569,045
5.00%, 7/1/37	500	562,986
5.00%, 7/1/39	370	410,468
5.00%, 7/1/53	1,040	1,064,949
Nassau County Industrial Development Agency, NY, (Cold Spring Harbor Laboratory), (SPA: TD Bank, N.A.), 2.70%, 1/1/42(2)	2,000	2,000,000
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	2,000	1,702,017
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/47	200	218,702
New York Dormitory Authority, (New York University), 4.00%, 7/1/46	2,455	2,280,590
New York Dormitory Authority, (Pace University), 5.25%, 5/1/41	425	450,448
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49	2,610	2,325,678
Onondaga County Trust for Cultural Resources, NY, (Syracuse University):
4.00%, 12/1/49	2,875	2,629,364
5.00%, 12/1/45	700	723,787
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):
4.00%, 9/1/40	500	475,129
5.00%, 9/1/38	2,725	2,843,959
		$ 36,351,825
Electric Utilities — 0.9%
Utility Debt Securitization Authority, NY:
5.00%, 6/15/37	$555	$ 638,063
Green Bonds, 5.00%, 12/15/45	955	1,031,468
Green Bonds, 5.00%, 12/15/46	975	1,044,138
Green Bonds, 5.00%, 9/15/52	1,195	1,231,984
		$ 3,945,653
General Obligations — 9.8%
Amherst, NY:
2.00%, 11/1/32	$660	$ 571,177
2.00%, 11/1/33	580	492,696
Islip, NY, 4.125%, 4/1/42	520	530,431
Kingston, NY, 4.00%, 4/1/37(3)	1,520	1,581,404
Nassau County, NY, 4.00%, 4/1/50	250	226,070
New York:
5.00%, 3/15/38	2,250	2,514,595

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York: (continued)
5.00%, 3/15/39	$2,375	$ 2,643,507
5.00%, 3/15/40	2,125	2,355,476
New York, NY:
4.00%, 9/1/46	2,855	2,648,969
4.00%, 4/1/50	1,690	1,519,219
5.00%, 8/1/33	1,015	1,138,286
5.00%, 3/15/39	1,400	1,558,278
5.00%, 10/1/41	500	541,976
5.00%, 8/1/45	300	314,027
5.00%, 9/1/48	2,000	2,052,421
5.00%, 8/1/53	500	508,432
5.25%, 5/1/42	1,575	1,683,324
5.25%, 10/1/51	6,450	6,729,055
5.50%, 8/1/50	2,000	2,138,152
Puerto Rico:
0.00%, 7/1/33	455	330,679
5.625%, 7/1/29	1,634	1,725,329
5.75%, 7/1/31	1,000	1,092,309
Rye City School District, NY, 4.125%, 6/15/42	300	306,428
Valley Stream, NY:
2.125%, 5/15/26	240	239,469
2.25%, 5/15/27	215	211,156
2.375%, 5/15/28	255	246,644
Westchester County, NY, 5.00%, 3/15/39	4,535	5,035,314
		$ 40,934,823
Health Care - Miscellaneous — 0.2%
New York Dormitory Authority, (United Cerebral Palsy Association):
5.00%, 7/1/35	$300	$ 341,388
5.00%, 7/1/36	365	411,054
		$ 752,442
Hospital — 2.5%
Dutchess County Local Development Corp., NY, (Health Quest System, Inc.), 4.00%, 7/1/41	$4,965	$ 4,613,740
Genesee County Funding Corp., NY, (Rochester Regional Health Energy), 5.50%, 12/1/55	1,500	1,530,460
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	890	879,536
4.00%, 11/1/29	1,110	1,090,065
4.00%, 11/1/47	505	372,912
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	$2,000	$ 1,727,755
		$ 10,214,468
Housing — 5.5%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 2.60%, 11/1/46	$1,000	$ 701,168
Sustainable Development Bonds, 2.85%, 11/1/39	4,920	4,054,388
Sustainable Development Bonds, 4.30%, 11/1/45	1,980	1,957,023
Sustainable Development Bonds, 4.45%, 8/1/43	975	971,316
Sustainable Development Bonds, 4.85%, 11/1/45	1,300	1,309,139
Sustainable Development Bonds, 5.00%, 11/1/54	665	666,312
New York Housing Finance Agency:
Green Bonds, 4.70%, 11/1/45	1,250	1,252,362
Sustainability Bonds, 2.60%, 11/1/46	1,500	1,051,752
Sustainability Bonds, (SPA: Barclays Bank PLC), 2.85%, 11/1/64(2)	1,400	1,400,000
New York Mortgage Agency:
3.65%, 4/1/32	115	115,025
Social Bonds, 4.55%, 10/1/49	5,905	5,739,027
Social Bonds, 4.875%, 10/1/48	1,200	1,206,890
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/26	170	170,287
5.00%, 6/1/42	2,500	2,476,384
		$ 23,071,073
Industrial Development Revenue — 4.3%
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), (AMT), 4.00%, 5/15/32	$1,435	$ 1,445,164
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,180	1,142,589
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	998,704
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	1,000	1,016,344
(AMT), 5.00%, 1/1/36	2,000	2,031,497
(AMT), 5.00%, 10/1/40	2,960	3,003,265
(AMT), 6.00%, 4/1/35	1,885	2,068,069

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 3.00%, 8/1/31	$2,760	$ 2,626,227
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	4,000	3,524,388
		$ 17,856,247
Insured - Education — 1.8%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,500,322
		$ 7,500,322
Insured - Electric Utilities — 2.0%
Long Island Power Authority, NY, (BAM), 5.00%, 9/1/42	$1,920	$ 2,127,877
New York Power Authority, Green Transmission Revenue:
Green Bonds, (AG), 5.00%, 11/15/48	1,900	1,987,266
Green Bonds, (AG), 5.25%, 11/15/39	1,000	1,129,822
Green Bonds, (AG), 5.25%, 11/15/40	1,000	1,128,469
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,069,979
		$ 8,443,413
Insured - Escrowed/Prerefunded — 2.4%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 10,134,457
		$ 10,134,457
Insured - General Obligations — 2.2%
Long Beach, NY, (BAM), 4.00%, 9/15/37	$785	$ 811,106
Nassau County, NY, (AG), 4.00%, 4/1/44	355	346,104
Oswego, NY:
(BAM), 4.00%, 4/15/43	1,280	1,288,151
(BAM), 4.00%, 4/15/44	1,235	1,235,413
(BAM), 4.00%, 4/15/45	765	751,981
Yonkers, NY:
(AG), 4.125%, 2/1/45	260	251,595
(AG), 4.125%, 2/1/46	515	493,649
(AG), 5.00%, 8/1/33	1,000	1,136,193
(AG), 5.00%, 8/1/34	840	960,850
(AG), 5.00%, 8/1/35	580	651,049
(AG), 5.00%, 2/1/37	200	221,139
(AG), 5.00%, 2/1/44	825	877,487
		$ 9,024,717
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.2%
New York Dormitory Authority, (Montefiore Obligated Group), (BAM), 4.00%, 9/1/50	$60	$ 51,461
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.00%, 11/1/47	715	725,450
		$ 776,911
Insured - Other Revenue — 0.3%
New York City Industrial Development Agency, NY, (Yankee Stadium), (AG), 0.00%, 3/1/31	$1,690	$ 1,428,069
		$ 1,428,069
Insured - Solid Waste — 0.2%
Onondaga County Resource Recovery Agency, NY:
(AG), (AMT), 5.00%, 5/1/26	$150	$ 150,253
(AG), (AMT), 5.00%, 5/1/28	740	756,484
		$ 906,737
Insured - Transportation — 1.8%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$3,435	$ 3,088,823
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AG), (AMT), 5.00%, 6/30/49	1,780	1,772,058
Green Bonds, (AG), (AMT), 6.00%, 6/30/43	2,215	2,476,974
		$ 7,337,855
Insured - Water and Sewer — 1.0%
Buffalo Municipal Water Finance Authority, NY:
(BAM), 5.00%, 7/1/32(3)	$400	$ 454,259
(BAM), 5.00%, 7/1/33(3)	200	230,157
(BAM), 5.00%, 7/1/34(3)	350	406,193
(BAM), 5.00%, 7/1/35(3)	265	309,381
(BAM), 5.00%, 7/1/36(3)	300	339,304
(BAM), 5.00%, 7/1/37(3)	500	561,654
(BAM), 5.00%, 7/1/44(3)	750	804,846
(BAM), 5.00%, 7/1/45(3)	500	531,868
(BAM), 5.00%, 7/1/46(3)	450	474,953
		$ 4,112,615
Lease Revenue/Certificates of Participation — 3.4%
Battery Park City Authority, NY:
Sustainability Bonds, 5.00%, 11/1/45	$270	$ 291,625
Sustainability Bonds, 5.00%, 11/1/50	1,000	1,039,549
Sustainability Bonds, 5.00%, 11/1/53	3,990	4,095,999

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Nassau County Industrial Development Agency, NY, (Cold Spring Harbor Laboratory), (SPA: TD Bank, N.A.), 2.65%, 1/1/34(2)	$6,790	$ 6,790,000
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	935	885,575
Schenectady County Capital Resource Corp., NY, (One Broadway Center):
5.00%, 1/1/45	1,000	1,039,096
5.25%, 1/1/50	100	103,639
		$ 14,245,483
Other Revenue — 1.8%
New York Energy Finance Development Corp., 5.00% to 12/1/33 (Put Date), 7/1/56	$7,420	$ 7,580,010
		$ 7,580,010
Senior Living/Life Care — 2.3%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 4.00%, 11/1/45	$300	$ 271,350
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,503,304
New York Dormitory Authority, (Orchard Park CCRC, Inc.), 5.125%, 11/15/50	1,600	1,594,758
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
5.00%, 12/1/34	1,000	1,033,765
Series 2020B, 5.00%, 12/1/40	2,000	2,028,525
		$ 9,431,702
Special Tax Revenue — 20.4%
American Samoa Economic Development Authority:
5.00%, 9/1/32(1)	$630	$ 653,889
5.00%, 9/1/33(1)	250	259,714
5.00%, 9/1/38(1)	200	201,769
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	745	659,722
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/48	4,375	4,073,959
5.00%, 11/1/33	5	5,636
5.00%, 5/1/36	1,000	1,134,217
5.00%, 5/1/46	720	754,260
5.25%, 5/1/47	1,500	1,594,250
5.25%, 5/1/52	3,500	3,666,522
5.50%, 11/1/45(4)	10,000	10,720,000
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
(SPA: JPMorgan Chase Bank, N.A.), 2.70%, 2/1/45(2)	$2,000	$ 2,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/47	895	801,443
4.00%, 3/15/48	1,660	1,479,557
4.00%, 3/15/54	1,350	1,183,400
5.00%, 3/15/33	500	562,406
5.00%, 3/15/43	2,750	2,973,344
5.00%, 3/15/49	2,855	2,902,384
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/48	1,760	1,583,935
5.00%, 3/15/45	5,000	5,103,787
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/55	2,000	1,739,458
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	1,330	1,329,363
5.00%, 3/15/49	4,990	5,143,087
New York Thruway Authority, 5.00%, 3/15/47	1,500	1,566,916
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,445	6,136,446
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
5.00%, 11/15/42	5,000	5,493,110
Series 2021A, 5.00%, 5/15/51	3,500	3,570,386
Series 2021C, 5.00%, 5/15/51	7,000	7,152,884
Green Bonds, 5.25%, 5/15/47	3,500	3,671,866
Triborough Bridge and Tunnel Authority, NY, Real Estate Transfer Tax Revenue, 5.25%, 12/1/54	1,915	1,994,795
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 5.00%, 5/15/48	5,000	5,158,229
		$ 85,270,734
Transportation — 18.4%
Metropolitan Transportation Authority, NY:
5.00%, 11/15/35	$1,210	$ 1,377,202
(LOC: Barclays Bank PLC), 2.85%, 11/1/32(2)	1,000	1,000,000
(LOC: Truist Bank), 2.65%, 11/1/32(2)	5,000	5,000,000
Green Bonds, 4.00%, 11/15/45	2,415	2,200,296
Green Bonds, 5.00%, 11/15/41	500	544,415
Green Bonds, 5.00%, 11/15/46	2,160	2,166,368
New York State Thruway Authority:
4.00%, 1/1/45	3,960	3,697,075
5.00%, 1/1/42	235	257,931
5.00%, 1/1/49	940	981,546

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Thruway Authority, 5.00%, 1/1/34	$3,810	$ 4,350,168
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,125	2,137,811
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	1,925	1,995,036
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,500	1,560,058
(AMT), 5.00%, 7/1/41	2,150	2,150,766
(AMT), 5.00%, 7/1/46	8,100	8,099,657
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/42	1,960	1,792,843
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,210,000
Port Authority of New York and New Jersey:
5.00%, 1/15/34	1,410	1,618,875
5.00%, 8/15/40	645	722,300
5.00%, 1/15/42	1,100	1,210,684
5.00%, 8/15/42	675	747,828
5.00%, 1/15/43	1,000	1,090,941
6.125%, 6/1/94	2,500	2,504,750
(AMT), 5.00%, 8/1/37	3,550	3,783,824
(AMT), 5.00%, 1/15/47	2,000	2,023,095
(AMT), 5.50%, 8/1/52	2,000	2,089,204
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	4,945	3,817,100
5.00%, 11/15/48	3,175	3,279,110
5.00%, 11/15/51	8,545	8,711,257
(LOC: U.S. Bank, N.A.), 2.75%, 1/1/31(2)	4,000	4,000,000
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/44	750	792,088
		$ 76,912,228
Water and Sewer — 7.7%
Buffalo Sewer Authority, NY, 5.00%, 6/15/37	$250	$ 278,482
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	4,350	3,870,104
5.00%, 6/15/43	2,500	2,675,829
5.00%, 6/15/47	1,975	2,057,855
5.00%, 6/15/48	1,075	1,118,364
5.00%, 6/15/50	2,430	2,479,256
5.00%, 6/15/51	3,000	3,089,234
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System): (continued)
5.25%, 6/15/52	$3,025	$ 3,159,490
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority):
5.00%, 6/15/34	3,805	4,402,206
5.00%, 6/15/35	500	582,293
5.00%, 6/15/39	380	431,852
5.00%, 6/15/41	125	140,256
Suffolk County Water Authority, NY:
3.00%, 6/1/45	2,980	2,405,171
3.25%, 6/1/42	5,975	5,280,023
		$ 31,970,415
Total Tax-Exempt Municipal Obligations (identified cost $412,251,593)		$ 414,107,187

Taxable Municipal Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
New York, NY, 5.372%, 10/1/51	$605	$ 581,248
		$ 581,248
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$635	$ 620,220
		$ 620,220
Housing — 0.6%
New York Housing Finance Agency, (Liq: Barclays Bank PLC), 3.72%, 11/1/45(5)	$2,600	$ 2,600,000
		$ 2,600,000
Special Tax Revenue — 0.7%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 405,987
Oneida Indian Nation of New York:
7.25%, 9/1/34(1)	465	468,854

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Oneida Indian Nation of New York: (continued)
8.00%, 9/1/40(1)	$2,000	$ 2,026,270
		$ 2,901,111
Total Taxable Municipal Obligations (identified cost $6,625,988)		$ 6,702,579

Short-Term Investments — 0.0%†
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.23%(6)	206,906	$ 206,927
Total Short-Term Investments (identified cost $206,927)		$ 206,927
Total Investments — 101.2% (identified cost $420,529,508)		$ 422,451,976
Other Assets, Less Liabilities — (1.2)%		$ (5,064,780)
Net Assets — 100.0%		$ 417,387,196
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $10,413,513 or 2.5% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(3)	When-issued security.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(6)	The rate shown is the annualized seven-day yield as of March 31, 2026.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 11.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 5.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 103.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.70%, 12/1/54(1)	$100	$ 100,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,235	1,347,189
		$ 1,447,189
Education — 15.9%
Bowling Green State University, OH:
5.00%, 6/1/36	$795	$ 906,506
5.00%, 6/1/37	925	1,037,509
Dayton-Montgomery County Port Authority, OH, (Dayton Regional STEM Schools, Inc.):
5.00%, 12/1/32	820	865,531
5.00%, 12/1/44	1,250	1,256,279
Kent University, OH, 5.00%, 5/1/36	500	555,901
Miami University, OH, 4.00%, 9/1/45	2,000	1,911,465
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,006,772
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/48	2,250	2,306,295
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,175	2,235,045
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,031,493
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 2/1/38	1,200	1,283,379
5.00%, 2/1/42	500	536,407
Ohio State University:
5.00%, 12/1/29	1,060	1,145,923
5.00%, 6/1/35	2,000	2,295,848
5.25%, 12/1/46	2,000	2,122,674
Green Bonds, 4.00%, 12/1/43	1,305	1,282,134
Ohio University, 5.25%, 12/1/54	3,000	3,104,330
University of Cincinnati, OH:
5.00%, 6/1/47	2,000	2,010,447
5.25%, 6/1/54	4,000	4,116,947
		$ 31,010,885
Electric Utilities — 3.9%
American Municipal Power, Inc., OH, (Combined Hydroelectric):
5.00%, 2/15/40	$650	$ 705,782
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
American Municipal Power, Inc., OH, (Combined Hydroelectric): (continued)
5.00%, 2/15/41	$720	$ 773,724
5.00%, 2/15/48	1,300	1,333,842
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/42	2,425	2,606,077
American Municipal Power, Inc., OH, (Meldahl Hydroelectric), 5.00%, 2/15/45	2,000	2,107,941
		$ 7,527,366
Escrowed/Prerefunded — 0.2%
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group), Prerefunded to 11/15/30, 4.00%, 11/15/37	$390	$ 410,552
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	20,458
		$ 431,010
General Obligations — 23.1%
Avon Lake City School District, OH:
5.00%, 12/1/36	$325	$ 364,770
5.00%, 12/1/52	1,000	1,022,136
Big Walnut Local School District, OH:
5.00%, 12/1/34	275	313,704
5.00%, 12/1/35	450	515,447
5.00%, 12/1/36	250	287,890
5.00%, 12/1/37	275	317,083
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	545	546,235
Central Ohio Transit Authority, OH, 5.00%, 12/1/48	2,000	2,077,485
Cleveland, OH, 5.00%, 12/1/51	2,000	2,041,549
Columbus, OH, 5.00%, 4/1/39	2,700	2,917,659
Cuyahoga Community College District, OH:
3.50%, 12/1/39	1,400	1,313,258
5.00%, 12/1/38	500	560,189
Dublin School District, OH, 4.00%, 12/1/48	770	708,705
Euclid City School District, OH, 5.00%, 1/15/42	1,000	1,066,035
Hamilton County, OH, 5.00%, 12/1/46	1,150	1,212,497
Hilliard School District, OH:
5.00%, 12/1/36	250	282,904
5.00%, 12/1/37	425	477,097
Jonathan Alder Local School District, OH:
5.00%, 12/1/33	400	453,161
5.00%, 12/1/34	360	409,203
5.00%, 12/1/35	445	508,132
5.00%, 12/1/44	500	538,090

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Jonathan Alder Local School District, OH: (continued)
5.00%, 12/1/45	$600	$ 640,936
Mayfield Heights, OH, 4.00%, 12/1/48	1,250	1,137,058
Milford Exempted Village School District, OH, 5.00%, 12/1/34	40	44,309
North Canton City School District, OH, 5.00%, 10/1/49	560	571,327
North Olmsted City School District, OH, 5.00%, 10/15/48	2,500	2,553,771
North Ridgeville City School District, OH:
4.375%, 12/1/50	2,750	2,594,757
5.00%, 12/1/47	1,300	1,315,614
North Royalton City School District, OH:
5.00%, 12/1/44	650	695,220
5.00%, 12/1/45	900	954,039
Norwalk City School District, OH:
5.00%, 11/1/37	225	243,697
5.00%, 11/1/47	1,440	1,490,533
Oak Hills Local School District, OH:
5.00%, 11/1/35	280	312,732
5.00%, 11/1/36	280	310,128
5.00%, 11/1/41	450	486,032
5.00%, 11/1/42	525	563,790
Oakwood City School District, OH:
5.00%, 12/1/34	125	137,860
5.00%, 12/1/35	200	218,826
5.00%, 12/1/36	200	217,706
5.00%, 12/1/44	270	283,969
5.00%, 12/1/45	200	209,292
Olentangy Local School District, OH, 5.00%, 12/1/39	1,330	1,484,063
Olmsted Falls City School District, OH, 5.00%, 12/1/35	10	11,348
Puerto Rico, 5.625%, 7/1/27	1,000	1,019,414
Shaker Heights City School District, OH, 5.00%, 12/15/49	3,000	3,078,125
Summit County, OH, 5.00%, 12/1/43	1,000	1,055,397
Sylvania City School District, OH, 5.00%, 11/1/35	650	728,902
Troy City School District, OH, 5.00%, 12/1/54	1,000	1,027,178
Upper Arlington, OH:
5.00%, 12/1/41	300	315,620
5.00%, 12/1/45	250	260,178
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,141,954
		$ 45,037,004
Security	Principal Amount (000's omitted)	Value
Hospital — 13.2%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 4.00%, 11/15/42	$1,250	$ 1,200,046
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	955,552
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(2)	5,150	4,490,027
Butler County, OH, (UC Health), 5.00%, 11/15/28	590	603,930
Franklin County, OH, (Nationwide Children's Hospital):
5.25%, 11/1/55	1,500	1,547,967
(SPA: JPMorgan Chase Bank, N.A.), 2.70%, 11/1/42(1)	100	100,000
Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,201,259
Franklin County, OH, (Trinity Health Credit Group):
4.00%, 12/1/44	2,445	2,269,953
5.00%, 12/1/46	3,000	3,020,731
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,115,874
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,025,824
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	460,327
Ohio, (Childrens Hospital Medical Center), 5.25%, 8/15/48	1,500	1,580,256
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,066,834
4.00%, 1/1/43	1,940	1,876,483
4.00%, 1/1/46	1,890	1,763,874
Prerefunded to 1/1/28, 4.00%, 1/1/43	225	230,149
Prerefunded to 1/1/29, 4.00%, 1/1/46	110	113,780
		$ 25,622,866
Housing — 3.5%
Dayton-Montgomery County Port Authority, OH, (Northcrest Gardens Apartments), Sustainability Bonds, (FNMA), 4.50%, 1/1/41	$990	$ 997,356
Ohio Housing Finance Agency:
3.00%, 9/1/39	375	328,022
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 9/1/44	2,865	2,839,979
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.80%, 9/1/43	860	875,522
(FHLMC), (FNMA), (GNMA), Social Bonds, 5.50%, 3/1/53	770	813,189
Port of Greater Cincinnati Development Authority, OH, (Senior Chateau), Sustainability Bonds, (FNMA), 4.55%, 12/1/41	1,000	1,015,272
		$ 6,869,340

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 2.2%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$1,630	$ 1,632,209
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.75%, 1/1/29	1,000	1,009,297
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,670,642
		$ 4,312,148
Insured - Electric Utilities — 5.2%
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$2,540	$ 2,408,728
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/27	2,500	2,431,077
(NPFG), 0.00%, 2/15/28	4,750	4,467,307
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	766,993
		$ 10,074,105
Insured - General Obligations — 14.3%
Cincinnati City School District, OH, (AG), 5.25%, 12/1/29(2)	$7,500	$ 8,162,025
Green Local School District, OH, (AG), 4.625%, 11/1/47	1,020	1,014,571
Kettering City School District, OH, (AG), 5.25%, 12/1/31	4,505	4,730,472
Mason City School District, OH, (AG), 5.25%, 12/1/31	3,525	3,837,051
Springboro Community City School District, OH, (AG), 5.25%, 12/1/30	5,000	5,422,096
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	4,711,729
		$ 27,877,944
Insured - Hospital — 1.6%
Fayette County, OH, (AG), 5.25%, 12/1/54	$1,500	$ 1,552,165
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AG), 4.00%, 11/15/45	1,725	1,591,883
		$ 3,144,048
Insured - Special Tax Revenue — 0.4%
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AG), 4.375%, 12/1/58	$820	$ 757,532
		$ 757,532
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.3%
Cleveland, OH, Airport System Revenue, (AG), (AMT), 5.00%, 1/1/43	$1,000	$ 1,010,911
Ohio, (Portsmouth Gateway Group, LLC), (AG), (AMT), 5.00%, 12/31/35	1,500	1,501,266
		$ 2,512,177
Insured - Water and Sewer — 1.9%
Newark, OH, Water System Revenue, (AG), 5.00%, 12/1/39	$3,680	$ 3,702,023
		$ 3,702,023
Lease Revenue/Certificates of Participation — 0.9%
Bay Village City School District, OH:
5.00%, 12/1/37	$200	$ 220,453
5.00%, 12/1/38	200	218,586
5.00%, 12/1/39	175	189,027
5.25%, 12/1/50	1,000	1,041,700
		$ 1,669,766
Other Revenue — 3.6%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$2,625	$ 2,632,156
5.00%, 6/1/55	1,245	1,005,338
Lancaster Port Authority, OH, Gas Supply Revenue, 5.00% to 8/1/30 (Put Date), 2/1/55	2,500	2,632,106
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	830	830,376
		$ 7,099,976
Senior Living/Life Care — 2.3%
Franklin County, OH, (Ohio Living Communities):
4.00%, 7/1/40	$995	$ 920,075
5.25%, 7/1/41	1,500	1,545,569
Prerefunded to 7/1/28, 4.00%, 7/1/40	5	5,286
Hamilton County, OH, (Life Enriching Communities):
5.50%, 1/1/38	350	378,550
5.50%, 1/1/39	575	618,997
5.50%, 1/1/40	400	428,163
5.50%, 1/1/43	500	520,584
		$ 4,417,224
Special Tax Revenue — 3.5%
American Samoa Economic Development Authority:
5.00%, 9/1/32(3)	$340	$ 352,893
5.00%, 9/1/33(3)	250	259,714

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
American Samoa Economic Development Authority: (continued)
5.00%, 9/1/38(3)	$200	$ 201,769
JobsOhio Beverage System, OH:
5.00%, 1/1/37	2,000	2,272,297
5.00%, 1/1/43	1,500	1,626,141
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,175,606
		$ 6,888,420
Transportation — 3.4%
Columbus Regional Airport Authority, OH, (John Glenn Columbus International Airport):
5.25%, 1/1/50	$2,500	$ 2,596,217
(AMT), 5.50%, 1/1/50	1,620	1,695,733
Ohio Turnpike and Infrastructure Commission, 4.00%, 2/15/46	2,000	1,871,980
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/33	350	381,606
		$ 6,545,536
Water and Sewer — 2.3%
Cleveland, OH, Department of Public Utilities, Division of Water, 5.00%, 1/1/49	$1,075	$ 1,117,252
Cleveland, OH, Water Pollution Control Revenue, 5.00%, 11/15/49	750	771,616
Mahoning County, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,596,030
Northeast Ohio Regional Sewer District, 5.00%, 11/15/45	1,000	1,064,116
		$ 4,549,014
Total Tax-Exempt Municipal Obligations (identified cost $202,797,639)		$ 201,495,573

Short-Term Investments — 0.0%†
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.23%(4)	41,040	$ 41,044
Total Short-Term Investments (identified cost $41,044)		$ 41,044
Total Investments — 103.4% (identified cost $202,838,683)		$ 201,536,617
Other Assets, Less Liabilities — (3.4)%		$ (6,647,742)
Net Assets — 100.0%		$ 194,888,875
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $2,485,018 or 1.3% of the Fund's net assets.
(4)	The rate shown is the annualized seven-day yield as of March 31, 2026.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 23.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 16.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Assets and Liabilities (Unaudited)

	March 31, 2026
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Assets
Investments:
Identified cost	$1,032,614,992	$137,814,659	$420,529,508	$202,838,683
Unrealized appreciation (depreciation)	4,389,651	494,364	1,922,468	(1,302,066)
Investments, at value	$1,037,004,643	$138,309,023	$422,451,976	$201,536,617
Cash	$873,568	$—	$—	$—
Interest and dividends receivable	11,047,537	1,661,577	4,993,853	2,536,919
Receivable for investments sold	2,366,162	46,233	4,736,900	15,618
Receivable for Fund shares sold	758,366	154,802	88,933	20,586
Receivable from affiliates	—	—	25,078	—
Trustees' deferred compensation plan	78,848	65,552	151,784	65,358
Total assets	$1,052,129,124	$140,237,187	$432,448,524	$204,175,098
Liabilities
Payable for floating rate notes issued	$—	$3,655,785	$8,010,479	$8,434,290
Payable for investments purchased	770,344	—	—	—
Payable for when-issued securities	16,009,722	—	5,723,747	—
Payable for Fund shares redeemed	2,631,686	142,024	573,009	497,835
Distributions payable	611,558	119,520	120,748	51,793
Payable to affiliates:
Investment adviser fee	357,346	42,127	144,065	64,103
Distribution and service fees	42,494	13,162	33,868	14,068
Sub-transfer agency fee	3,946	3,367	9,479	3,289
Trustees' deferred compensation plan	78,848	65,552	151,784	65,358
Interest expense and fees payable	—	8,304	95,435	64,413
Accrued expenses	262,173	72,156	198,714	91,074
Total liabilities	$20,768,117	$4,121,997	$15,061,328	$9,286,223
Net Assets	$1,031,361,007	$136,115,190	$417,387,196	$194,888,875
Sources of Net Assets
Paid-in capital	$1,076,499,186	$148,909,556	$455,745,685	$211,054,518
Accumulated loss	(45,138,179)	(12,794,366)	(38,358,489)	(16,165,643)
Net Assets	$1,031,361,007	$136,115,190	$417,387,196	$194,888,875
Class A Shares
Net Assets	$152,005,889	$66,742,300	$174,992,303	$67,700,064
Shares Outstanding	15,199,478	8,626,529	19,233,037	8,306,146
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.00	$7.74	$9.10	$8.15
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.34	$8.00	$9.41	$8.42
Class C Shares
Net Assets	$11,740,122	$2,149,744	$6,053,906	$3,037,353
Shares Outstanding	1,270,421	277,920	664,984	372,897
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.24	$7.74	$9.10	$8.15

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2026
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class I Shares
Net Assets	$867,614,996	$67,223,146	$236,340,987	$124,151,458
Shares Outstanding	86,698,412	8,686,593	25,980,117	15,223,197
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.01	$7.74	$9.10	$8.16
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2026
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Income
Dividend income	$70,052	$10,441	$17,421	$10,620
Interest income	21,510,195	2,799,874	8,118,128	4,288,885
Total investment income	$21,580,247	$2,810,315	$8,135,549	$4,299,505
Expenses
Investment adviser fee	$2,082,069	$241,196	$703,027	$374,969
Distribution and service fees:
Class A	193,729	66,223	156,767	69,056
Class C	61,220	9,822	24,069	15,133
Trustees’ fees and expenses	28,419	4,013	9,535	5,651
Custodian fee	125,425	20,993	43,453	27,966
Transfer and dividend disbursing agent fees	125,014	25,671	69,615	39,174
Legal and accounting services	82,391	39,074	52,438	42,879
Printing and postage	13,413	6,449	7,674	6,875
Registration fees	973	4,398	3,997	3,722
Interest expense and fees	—	52,804	120,708	127,478
Miscellaneous	94,947	19,465	35,998	32,291
Total expenses	$2,807,600	$490,108	$1,227,281	$745,194
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$—	$—	$900	$—
Total expense reductions	$—	$—	$900	$—
Net expenses	$2,807,600	$490,108	$1,226,381	$745,194
Net investment income	$18,772,647	$2,320,207	$6,909,168	$3,554,311
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$4,842,456	$360,586	$1,049,491	$189,047
Net realized gain	$4,842,456	$360,586	$1,049,491	$189,047
Change in unrealized appreciation (depreciation):
Investments	$(5,569,978)	$(966,160)	$(2,608,827)	$(1,595,654)
Net change in unrealized appreciation (depreciation)	$(5,569,978)	$(966,160)	$(2,608,827)	$(1,595,654)
Net realized and unrealized loss	$(727,522)	$(605,574)	$(1,559,336)	$(1,406,607)
Net increase in net assets from operations	$18,045,125	$1,714,633	$5,349,832	$2,147,704

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$18,772,647	$2,320,207	$6,909,168	$3,554,311
Net realized gain	4,842,456	360,586	1,049,491	189,047
Net change in unrealized appreciation (depreciation)	(5,569,978)	(966,160)	(2,608,827)	(1,595,654)
Net increase in net assets from operations	$18,045,125	$1,714,633	$5,349,832	$2,147,704
Distributions to shareholders:
Class A	$(2,712,300)	$(1,112,686)	$(2,855,090)	$(1,193,297)
Class C	(168,310)	(27,038)	(73,225)	(43,063)
Class I	(15,993,983)	(1,160,527)	(3,523,689)	(2,263,093)
Total distributions to shareholders	$(18,874,593)	$(2,300,251)	$(6,452,004)	$(3,499,453)
Transactions in shares of beneficial interest:
Class A	$(3,614,517)	$896,055	$15,686,357	$(1,128,021)
Class C	(915,724)	296,419	842,005	(360,239)
Class I	40,746,787	3,399,796	60,034,949	4,566,538
Net increase in net assets from Fund share transactions	$36,216,546	$4,592,270	$76,563,311	$3,078,278
Net increase in net assets	$35,387,078	$4,006,652	$75,461,139	$1,726,529
Net Assets
At beginning of period	$995,973,929	$132,108,538	$341,926,057	$193,162,346
At end of period	$1,031,361,007	$136,115,190	$417,387,196	$194,888,875

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2025
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$35,441,008	$4,975,592	$13,029,120	$6,752,982
Net realized loss	(14,021,335)	(2,767,096)	(2,776,019)	(697,035)
Net change in unrealized appreciation (depreciation)	(15,451,134)	(3,817,941)	(13,283,132)	(4,938,541)
Net increase (decrease) in net assets from operations	$5,968,539	$(1,609,445)	$(3,030,031)	$1,117,406
Distributions to shareholders:
Class A	$(5,360,279)	$(2,434,752)	$(6,078,276)	$(2,352,157)
Class C	(353,891)	(40,606)	(169,000)	(96,082)
Class I	(29,767,878)	(2,492,085)	(6,621,665)	(4,211,418)
Total distributions to shareholders	$(35,482,048)	$(4,967,443)	$(12,868,941)	$(6,659,657)
Transactions in shares of beneficial interest:
Class A	$8,298,797	$(10,264,129)	$(10,706,658)	$(3,565,236)
Class C	(1,100,966)	371,670	(1,247,165)	(517,875)
Class I	76,008,432	(17,906,164)	6,955,061	14,129,180
Net increase (decrease) in net assets from Fund share transactions	$83,206,263	$(27,798,623)	$(4,998,762)	$10,046,069
Net increase (decrease) in net assets	$53,692,754	$(34,375,511)	$(20,897,734)	$4,503,818
Net Assets
At beginning of year	$942,281,175	$166,484,049	$362,823,791	$188,658,528
At end of year	$995,973,929	$132,108,538	$341,926,057	$193,162,346

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights

	California Opportunities Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.01	$10.31	$9.68	$9.66	$10.99	$10.93
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.34	$0.35	$0.32	$0.17	$0.14
Net realized and unrealized gain (loss)	(0.01)	(0.30)	0.62	0.01(2)	(1.29)	0.09
Total income (loss) from operations	$0.17	$0.04	$0.97	$0.33	$(1.12)	$0.23
Less Distributions
From net investment income	$(0.18)	$(0.34)	$(0.34)	$(0.31)	$(0.17)	$(0.14)
From net realized gain	—	—	—	—	(0.04)	(0.03)
Total distributions	$(0.18)	$(0.34)	$(0.34)	$(0.31)	$(0.21)	$(0.17)
Net asset value — End of period	$10.00	$10.01	$10.31	$9.68	$9.66	$10.99
Total Return(3)	1.66%(4)	0.50%	10.16%	3.37%	(10.35)%	2.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$152,006	$155,656	$152,008	$116,041	$117,491	$145,636
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.75%(6)	0.75%	0.75%	0.75%	0.71%	0.69%
Interest and fee expense	—	0.02%(7)	—	—	—	—
Total expenses	0.75%(6)	0.77%	0.75%	0.75%	0.71%	0.69%
Net expenses	0.75%(6)	0.77%	0.75%	0.75%	0.71%	0.69%
Net investment income	3.48%(6)	3.45%	3.44%	3.17%	1.59%	1.23%
Portfolio Turnover	40%(4)	171%	173%	171%	170%	104%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	California Opportunities Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.25	$9.52	$8.95	$8.93	$10.15	$10.11
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.25	$0.25	$0.22	$0.08	$0.05
Net realized and unrealized gain (loss)	(0.01)	(0.27)	0.56	0.02(2)	(1.18)	0.07
Total income (loss) from operations	$0.12	$(0.02)	$0.81	$0.24	$(1.10)	$0.12
Less Distributions
From net investment income	$(0.13)	$(0.25)	$(0.24)	$(0.22)	$(0.08)	$(0.05)
From net realized gain	—	—	—	—	(0.04)	(0.03)
Total distributions	$(0.13)	$(0.25)	$(0.24)	$(0.22)	$(0.12)	$(0.08)
Net asset value — End of period	$9.24	$9.25	$9.52	$8.95	$8.93	$10.15
Total Return(3)	1.27%(4)	(0.18)%	9.20%	2.62%	(10.92)%	1.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,740	$12,653	$14,169	$16,663	$19,575	$30,823
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	1.50%(6)	1.50%	1.50%	1.50%	1.46%	1.44%
Interest and fee expense	—	0.02%(7)	—	—	—	—
Total expenses	1.50%(6)	1.52%	1.50%	1.50%	1.46%	1.44%
Net expenses	1.50%(6)	1.52%	1.50%	1.50%	1.46%	1.44%
Net investment income	2.73%(6)	2.69%	2.70%	2.42%	0.81%	0.48%
Portfolio Turnover	40%(4)	171%	173%	171%	170%	104%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	California Opportunities Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.01	$10.31	$9.69	$9.67	$10.99	$10.94
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.37	$0.37	$0.34	$0.19	$0.16
Net realized and unrealized gain (loss)	0.00	(0.30)	0.62	0.02(2)	(1.28)	0.08
Total income (loss) from operations	$0.19	$0.07	$0.99	$0.36	$(1.09)	$0.24
Less Distributions
From net investment income	$(0.19)	$(0.37)	$(0.37)	$(0.34)	$(0.19)	$(0.16)
From net realized gain	—	—	—	—	(0.04)	(0.03)
Total distributions	$(0.19)	$(0.37)	$(0.37)	$(0.34)	$(0.23)	$(0.19)
Net asset value — End of period	$10.01	$10.01	$10.31	$9.69	$9.67	$10.99
Total Return(3)	1.88%(4)	0.75%	10.32%	3.63%	(10.03)%	2.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$867,615	$827,665	$776,104	$576,087	$443,039	$572,453
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.50%(6)	0.50%	0.50%	0.50%	0.46%	0.44%
Interest and fee expense	—	0.02%(7)	—	—	—	—
Total expenses	0.50%(6)	0.52%	0.50%	0.50%	0.46%	0.44%
Net expenses	0.50%(6)	0.52%	0.50%	0.50%	0.46%	0.44%
Net investment income	3.73%(6)	3.70%	3.69%	3.43%	1.83%	1.47%
Portfolio Turnover	40%(4)	171%	173%	171%	170%	104%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	Massachusetts Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.77	$8.10	$7.63	$7.65	$8.97	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.27	$0.26	$0.24	$0.18	$0.17
Net realized and unrealized gain (loss)	(0.03)	(0.33)	0.47	(0.02)	(1.32)	(0.06)
Total income (loss) from operations	$0.10	$(0.06)	$0.73	$0.22	$(1.14)	$0.11
Less Distributions
From net investment income	$(0.13)	$(0.27)	$(0.26)	$(0.24)	$(0.18)	$(0.17)
Total distributions	$(0.13)	$(0.27)	$(0.26)	$(0.24)	$(0.18)	$(0.17)
Net asset value — End of period	$7.74	$7.77	$8.10	$7.63	$7.65	$8.97
Total Return(2)	1.29%(3)	(0.70)%	9.68%	2.75%	(12.89)%	1.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,742	$66,108	$79,640	$77,294	$73,926	$96,499
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.74%(5)	0.74%	0.72%	0.70%	0.68%	0.65%
Interest and fee expense(6)	0.08%(5)	0.09%	0.09%	0.09%	0.02%	0.01%
Total expenses	0.82%(5)	0.82%	0.81%	0.79%	0.70%	0.66%
Net expenses	0.82%(5)	0.82%	0.81%	0.79%	0.70%	0.66%
Net investment income	3.39%(5)	3.46%	3.30%	2.99%	2.09%	1.83%
Portfolio Turnover	13%(3)	60%	57%	39%	46%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	Massachusetts Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.77	$8.10	$7.63	$7.65	$8.96	$9.04
Income (Loss) From Operations
Net investment income(1)	$0.10	$0.21	$0.20	$0.18	$0.11	$0.10
Net realized and unrealized gain (loss)	(0.03)	(0.33)	0.47	(0.02)	(1.31)	(0.07)
Total income (loss) from operations	$0.07	$(0.12)	$0.67	$0.16	$(1.20)	$0.03
Less Distributions
From net investment income	$(0.10)	$(0.21)	$(0.20)	$(0.18)	$(0.11)	$(0.11)
Total distributions	$(0.10)	$(0.21)	$(0.20)	$(0.18)	$(0.11)	$(0.11)
Net asset value — End of period	$7.74	$7.77	$8.10	$7.63	$7.65	$8.96
Total Return(2)	0.92%(3)	(1.44)%	8.86%	1.99%	(13.45)%	0.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,150	$1,864	$1,544	$3,581	$4,452	$8,464
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.49%(5)	1.48%	1.47%	1.45%	1.43%	1.40%
Interest and fee expense(6)	0.08%(5)	0.09%	0.09%	0.09%	0.02%	0.01%
Total expenses	1.57%(5)	1.57%	1.56%	1.54%	1.45%	1.41%
Net expenses	1.57%(5)	1.57%	1.56%	1.54%	1.45%	1.41%
Net investment income	2.64%(5)	2.72%	2.54%	2.24%	1.31%	1.08%
Portfolio Turnover	13%(3)	60%	57%	39%	46%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	Massachusetts Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.77	$8.10	$7.63	$7.66	$8.97	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.28	$0.28	$0.25	$0.19	$0.18
Net realized and unrealized gain (loss)	(0.03)	(0.33)	0.47	(0.03)	(1.31)	(0.05)
Total income (loss) from operations	$0.11	$(0.05)	$0.75	$0.22	$(1.12)	$0.13
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.28)	$(0.25)	$(0.19)	$(0.19)
Total distributions	$(0.14)	$(0.28)	$(0.28)	$(0.25)	$(0.19)	$(0.19)
Net asset value — End of period	$7.74	$7.77	$8.10	$7.63	$7.66	$8.97
Total Return(2)	1.40%(3)	(0.51)%	9.90%	2.82%	(12.60)%	1.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,223	$64,136	$85,300	$66,350	$60,667	$99,684
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.54%(5)	0.53%	0.52%	0.50%	0.48%	0.45%
Interest and fee expense(6)	0.08%(5)	0.09%	0.09%	0.09%	0.02%	0.01%
Total expenses	0.62%(5)	0.62%	0.61%	0.59%	0.50%	0.46%
Net expenses	0.62%(5)	0.62%	0.61%	0.59%	0.50%	0.46%
Net investment income	3.59%(5)	3.66%	3.50%	3.19%	2.27%	2.03%
Portfolio Turnover	13%(3)	60%	57%	39%	46%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	New York Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.14	$9.54	$8.77	$8.79	$10.40	$10.47
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.34	$0.32	$0.28	$0.19	$0.16
Net realized and unrealized gain (loss)	(0.05)	(0.40)	0.77	(0.03)	(1.53)	0.18
Total income (loss) from operations	$0.13	$(0.06)	$1.09	$0.25	$(1.34)	$0.34
Less Distributions
From net investment income	$(0.17)	$(0.34)	$(0.32)	$(0.27)	$(0.19)	$(0.16)
From net realized gain	—	—	—	—	(0.08)	(0.25)
Total distributions	$(0.17)	$(0.34)	$(0.32)	$(0.27)	$(0.27)	$(0.41)
Net asset value — End of period	$9.10	$9.14	$9.54	$8.77	$8.79	$10.40
Total Return(2)	1.38%(3)	(0.61)%	12.57%	2.77%	(13.09)%	3.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$174,992	$159,740	$178,093	$177,164	$184,700	$250,441
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.74%(5)	0.73%	0.72%	0.71%	0.68%	0.65%
Interest and fee expense(6)	0.07%(5)	0.14%	0.17%	0.13%	0.00%(7)	—
Total expenses	0.81%(5)	0.87%	0.89%	0.84%	0.68%	0.65%
Net expenses	0.81%(5)	0.87%	0.89%	0.84%	0.68%	0.65%
Net investment income	3.90%(5)	3.72%	3.48%	3.00%	1.96%	1.55%
Portfolio Turnover	28%(3)	70%	67%	54%	59%	63%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	New York Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.14	$9.55	$8.77	$8.80	$10.40	$10.47
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.27	$0.25	$0.21	$0.12	$0.09
Net realized and unrealized gain (loss)	(0.05)	(0.41)	0.78	(0.04)	(1.52)	0.17
Total income (loss) from operations	$0.09	$(0.14)	$1.03	$0.17	$(1.40)	$0.26
Less Distributions
From net investment income	$(0.13)	$(0.27)	$(0.25)	$(0.20)	$(0.12)	$(0.08)
From net realized gain	—	—	—	—	(0.08)	(0.25)
Total distributions	$(0.13)	$(0.27)	$(0.25)	$(0.20)	$(0.20)	$(0.33)
Net asset value — End of period	$9.10	$9.14	$9.55	$8.77	$8.80	$10.40
Total Return(2)	1.01%(3)	(1.45)%	11.84%	1.89%	(13.65)%	2.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,054	$5,221	$6,756	$8,975	$12,833	$22,375
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.49%(5)	1.49%	1.48%	1.46%	1.43%	1.40%
Interest and fee expense(6)	0.07%(5)	0.14%	0.17%	0.13%	0.00%(7)	—
Total expenses	1.56%(5)	1.63%	1.65%	1.59%	1.43%	1.40%
Net expenses	1.56%(5)	1.63%	1.65%	1.59%	1.43%	1.40%
Net investment income	3.15%(5)	2.97%	2.73%	2.24%	1.19%	0.81%
Portfolio Turnover	28%(3)	70%	67%	54%	59%	63%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	New York Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.13	$9.54	$8.77	$8.79	$10.39	$10.47
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.36	$0.34	$0.29	$0.21	$0.18
Net realized and unrealized gain (loss)	(0.04)	(0.42)	0.77	(0.02)	(1.52)	0.17
Total income (loss) from operations	$0.15	$(0.06)	$1.11	$0.27	$(1.31)	$0.35
Less Distributions
From net investment income	$(0.18)	$(0.35)	$(0.34)	$(0.29)	$(0.21)	$(0.18)
From net realized gain	—	—	—	—	(0.08)	(0.25)
Total distributions	$(0.18)	$(0.35)	$(0.34)	$(0.29)	$(0.29)	$(0.43)
Net asset value — End of period	$9.10	$9.13	$9.54	$8.77	$8.79	$10.39
Total Return(2)	1.59%(3)	(0.52)%	12.79%	2.98%	(12.83)%	3.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$236,341	$176,965	$177,975	$159,079	$146,582	$191,239
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.54%(5)	0.53%	0.52%	0.51%	0.48%	0.45%
Interest and fee expense(6)	0.07%(5)	0.14%	0.17%	0.13%	0.00%(7)	—
Total expenses	0.61%(5)	0.67%	0.69%	0.64%	0.48%	0.45%
Net expenses	0.61%(5)	0.67%	0.69%	0.64%	0.48%	0.45%
Net investment income	4.10%(5)	3.93%	3.68%	3.20%	2.16%	1.74%
Portfolio Turnover	28%(3)	70%	67%	54%	59%	63%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	Ohio Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.20	$8.45	$7.93	$8.02	$9.26	$9.32
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.28	$0.27	$0.24	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.05)	(0.25)	0.52	(0.09)	(1.24)	(0.06)
Total income (loss) from operations	$0.09	$0.03	$0.79	$0.15	$(1.01)	$0.18
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.27)	$(0.24)	$(0.23)	$(0.24)
Total distributions	$(0.14)	$(0.28)	$(0.27)	$(0.24)	$(0.23)	$(0.24)
Net asset value — End of period	$8.15	$8.20	$8.45	$7.93	$8.02	$9.26
Total Return(2)	1.12%(3)	0.40%	10.05%	1.81%	(11.06)%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,700	$69,272	$74,900	$78,705	$89,734	$111,629
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.74%(5)	0.74%	0.73%	0.70%	0.70%	0.68%
Interest and fee expense(6)	0.13%(5)	0.15%	0.18%	0.16%	0.05%	0.03%
Total expenses	0.87%(5)	0.89%	0.91%	0.86%	0.75%	0.71%
Net expenses	0.87%(5)	0.89%	0.91%	0.86%	0.75%	0.71%
Net investment income	3.51%(5)	3.46%	3.21%	2.95%	2.66%	2.60%
Portfolio Turnover	24%(3)	38%	40%	28%	17%	3%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	Ohio Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.20	$8.44	$7.93	$8.01	$9.26	$9.32
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.22	$0.20	$0.18	$0.17	$0.17
Net realized and unrealized gain (loss)	(0.05)	(0.24)	0.52	(0.08)	(1.25)	(0.06)
Total income (loss) from operations	$0.06	$(0.02)	$0.72	$0.10	$(1.08)	$0.11
Less Distributions
From net investment income	$(0.11)	$(0.22)	$(0.21)	$(0.18)	$(0.17)	$(0.17)
Total distributions	$(0.11)	$(0.22)	$(0.21)	$(0.18)	$(0.17)	$(0.17)
Net asset value — End of period	$8.15	$8.20	$8.44	$7.93	$8.01	$9.26
Total Return(2)	0.74%(3)	(0.23)%	9.10%	1.17%	(11.84)%	1.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,037	$3,415	$4,050	$4,561	$6,697	$11,078
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.49%(5)	1.49%	1.48%	1.46%	1.45%	1.43%
Interest and fee expense(6)	0.13%(5)	0.15%	0.18%	0.16%	0.05%	0.03%
Total expenses	1.62%(5)	1.64%	1.66%	1.62%	1.50%	1.46%
Net expenses	1.62%(5)	1.64%	1.66%	1.62%	1.50%	1.46%
Net investment income	2.76%(5)	2.70%	2.46%	2.19%	1.90%	1.85%
Portfolio Turnover	24%(3)	38%	40%	28%	17%	3%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	Ohio Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.21	$8.45	$7.94	$8.02	$9.27	$9.33
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.30	$0.28	$0.26	$0.25	$0.26
Net realized and unrealized gain (loss)	(0.05)	(0.24)	0.51	(0.08)	(1.25)	(0.06)
Total income (loss) from operations	$0.10	$0.06	$0.79	$0.18	$(1.00)	$0.20
Less Distributions
From net investment income	$(0.15)	$(0.30)	$(0.28)	$(0.26)	$(0.25)	$(0.26)
Total distributions	$(0.15)	$(0.30)	$(0.28)	$(0.26)	$(0.25)	$(0.26)
Net asset value — End of period	$8.16	$8.21	$8.45	$7.94	$8.02	$9.27
Total Return(2)	1.22%(3)	0.72%	10.13%	2.14%	(10.98)%	2.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$124,151	$120,476	$109,709	$106,759	$93,156	$73,812
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.54%(5)	0.54%	0.53%	0.50%	0.50%	0.48%
Interest and fee expense(6)	0.13%(5)	0.15%	0.18%	0.16%	0.05%	0.03%
Total expenses	0.67%(5)	0.69%	0.71%	0.66%	0.55%	0.51%
Net expenses	0.67%(5)	0.69%	0.71%	0.66%	0.55%	0.51%
Net investment income	3.71%(5)	3.66%	3.41%	3.15%	2.87%	2.80%
Portfolio Turnover	24%(3)	38%	40%	28%	17%	3%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds' prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
C  Federal and Other Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

As of March 31, 2026, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2026. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2026, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	Massachusetts Fund	New York Fund	Ohio Fund
Floating Rate Notes Outstanding	$3,655,785	$ 8,010,479	$ 8,434,290
Interest Rate or Range of Interest Rates (%)	2.45	2.45	2.51 - 2.54
Collateral for Floating Rate Notes Outstanding	$6,156,259	$10,720,000	$12,652,053

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2026, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	Massachusetts Fund	New York Fund	Ohio Fund
Average Floating Rate Notes Outstanding	$3,640,000	$ 8,118,681	$ 8,435,000
Average Interest Rate	2.91%	2.98%	3.03%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2026.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

At September 30, 2025, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Deferred capital losses:
Short-term	$38,757,299	$4,836,325	$14,235,296	$7,504,455
Long-term	$15,745,536	$9,003,393	$23,382,722	$8,141,703
In addition, in connection with the reorganization on March 20, 2026 (see Note 10), the New York Fund acquired deferred capital losses of $4,302,853. Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations.
The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Aggregate cost	$1,032,481,929	$133,969,769	$412,287,606	$193,776,548
Gross unrealized appreciation	$14,334,418	$2,905,805	$6,851,752	$3,373,437
Gross unrealized depreciation	(9,811,704)	(2,222,336)	(4,697,861)	(4,047,658)
Net unrealized appreciation (depreciation)	$4,522,714	$683,469	$2,153,891	$(674,221)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
California Opportunities Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund, New York Fund and Ohio Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended March 31, 2026, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Adviser Fee	$2,082,069	$241,196	$703,027	$374,969
Effective Annual Rate	0.41%	0.36%	0.41%	0.38%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
Effective March 23, 2026, EVM has agreed to reimburse New York Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.70%, 1.45% and 0.50% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after August 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $900 of the Fund’s operating expenses for the six months ended March 31, 2026.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2026 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
EVM's Sub-Transfer Agent Fees	$7,668	$6,500	$16,017	$6,418
EVD's Class A Sales Charges	$3,246	$2,375	$3,489	$3,948
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$3,675	$ —	$ —	$1,500
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2026 for Class A shares amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A Distribution and Service Fees	$193,729	$66,223	$156,767	$69,056
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2026, the Funds paid or accrued to EVD the following distribution fees for Class C shares:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Distribution Fees	$45,915	$7,754	$19,002	$11,947
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2026 amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Service Fees	$15,305	$2,068	$5,067	$3,186
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2026, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A	$4,342	$ —	$2,928	$432
Class C	$105	$ —	$ —	$113
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended March 31, 2026 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Purchases	$464,803,922	$18,639,666	$105,442,720	$52,412,399
Sales	$399,282,469	$16,804,794	$107,298,664	$48,669,967
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
California Opportunities Fund
	Six Months Ended March 31, 2026 (Unaudited)			Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,495,946	$ 15,088,937	4,215,138	$ 42,328,686
Issued to shareholders electing to receive payments of distributions in Fund shares	206,228	2,086,335	424,790	4,237,742
Redemptions	(2,058,423)	(20,789,789)	(3,832,130)	(38,267,631)
Net increase (decrease)	(356,249)	$ (3,614,517)	807,798	$ 8,298,797
Class C
Sales	66,237	$ 618,372	267,907	$ 2,467,655
Issued to shareholders electing to receive payments of distributions in Fund shares	17,565	164,188	37,425	345,101
Redemptions	(181,862)	(1,698,284)	(424,538)	(3,913,722)
Net decrease	(98,060)	$ (915,724)	(119,206)	$ (1,100,966)

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

California Opportunities Fund (continued)
	Six Months Ended March 31, 2026 (Unaudited)			Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	15,333,293	$154,938,289	43,209,136	$430,313,665
Issued to shareholders electing to receive payments of distributions in Fund shares	1,280,782	12,965,255	2,395,705	23,907,066
Redemptions	(12,576,556)	(127,156,757)	(38,192,838)	(378,212,299)
Net increase	4,037,519	$ 40,746,787	7,412,003	$ 76,008,432
Massachusetts Fund
	Six Months Ended March 31, 2026 (Unaudited)			Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	993,939	$ 7,765,499	542,599	$ 4,250,133
Issued to shareholders electing to receive payments of distributions in Fund shares	109,696	859,295	245,851	1,909,730
Redemptions	(987,437)	(7,728,739)	(2,112,928)	(16,423,992)
Net increase (decrease)	116,198	$ 896,055	(1,324,478)	$(10,264,129)
Class C
Sales	50,137	$ 392,708	81,594	$ 622,055
Issued to shareholders electing to receive payments of distributions in Fund shares	2,687	21,045	4,721	36,610
Redemptions	(14,959)	(117,334)	(36,964)	(286,995)
Net increase	37,865	$ 296,419	49,351	$ 371,670
Class I
Sales	1,864,140	$14,593,811	3,563,192	$27,723,295
Issued to shareholders electing to receive payments of distributions in Fund shares	90,858	711,717	185,963	1,445,057
Redemptions	(1,523,387)	(11,905,732)	(6,025,906)	(47,074,516)
Net increase (decrease)	431,611	$ 3,399,796	(2,276,751)	$(17,906,164)

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

New York Fund
	Six Months Ended March 31, 2026 (Unaudited)			Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	808,334	$ 7,225,312	1,660,406	$15,205,280
Issued in connection with tax-free reorganization (see Note 10)	2,309,268	21,037,432	—	—
Issued to shareholders electing to receive payments of distributions in Fund shares	280,144	2,580,176	588,374	5,370,335
Redemptions	(1,649,386)	(15,156,563)	(3,428,128)	(31,282,273)
Net increase (decrease)	1,748,360	$15,686,357	(1,179,348)	$(10,706,658)
Class C
Sales	60,893	$ 554,728	61,236	$ 554,592
Issued in connection with tax-free reorganization (see Note 10)	147,967	1,347,978	—	—
Issued to shareholders electing to receive payments of distributions in Fund shares	7,352	67,734	16,589	151,625
Redemptions	(122,461)	(1,128,435)	(214,279)	(1,953,382)
Net increase (decrease)	93,751	$ 842,005	(136,454)	$(1,247,165)
Class I
Sales	3,131,898	$28,597,478	7,471,722	$68,009,228
Issued in connection with tax-free reorganization (see Note 10)	5,891,084	53,608,868	—	—
Issued to shareholders electing to receive payments of distributions in Fund shares	337,002	3,102,427	630,951	5,758,176
Redemptions	(2,753,263)	(25,273,824)	(7,384,562)	(66,812,343)
Net increase	6,606,721	$60,034,949	718,111	$ 6,955,061
Ohio Fund
	Six Months Ended March 31, 2026 (Unaudited)			Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	515,074	$ 4,251,417	976,374	$ 7,920,929
Issued to shareholders electing to receive payments of distributions in Fund shares	125,935	1,039,869	257,661	2,107,054
Redemptions	(777,638)	(6,419,307)	(1,660,027)	(13,593,219)
Net decrease	(136,629)	$(1,128,021)	(425,992)	$(3,565,236)

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Ohio Fund (continued)
	Six Months Ended March 31, 2026 (Unaudited)			Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	11,154	$ 92,225	102,126	$ 833,314
Issued to shareholders electing to receive payments of distributions in Fund shares	4,855	40,075	10,862	88,785
Redemptions	(59,632)	(492,539)	(176,314)	(1,439,974)
Net decrease	(43,623)	$ (360,239)	(63,326)	$ (517,875)
Class I
Sales	2,765,613	$22,855,623	6,391,056	$52,243,891
Issued to shareholders electing to receive payments of distributions in Fund shares	257,962	2,131,658	491,715	4,020,948
Redemptions	(2,474,957)	(20,420,743)	(5,190,902)	(42,135,659)
Net increase	548,618	$ 4,566,538	1,691,869	$14,129,180
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

At March 31, 2026, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,687,693	$ —	$ —	$ 2,687,693
Tax-Exempt Municipal Obligations	—	943,009,872	—	943,009,872
Taxable Municipal Obligations	—	83,311,891	—	83,311,891
Short-Term Investments	—	7,995,187	—	7,995,187
Total Investments	$2,687,693	$1,034,316,950	$ —	$1,037,004,643
Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 135,352,380	$ —	$ 135,352,380
Taxable Municipal Obligations	—	131,638	—	131,638
Short-Term Investments	2,825,005	—	—	2,825,005
Total Investments	$2,825,005	$ 135,484,018	$ —	$ 138,309,023
New York Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,435,283	$ —	$ 1,435,283
Tax-Exempt Municipal Obligations	—	414,107,187	—	414,107,187
Taxable Municipal Obligations	—	6,702,579	—	6,702,579
Short-Term Investments	206,927	—	—	206,927
Total Investments	$ 206,927	$ 422,245,049	$ —	$ 422,451,976
Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 201,495,573	$ —	$ 201,495,573
Short-Term Investments	41,044	—	—	41,044
Total Investments	$ 41,044	$ 201,495,573	$ —	$ 201,536,617
10  Reorganization
As of the close of business on March 20, 2026, the Eaton Vance New York Municipal Income Fund (the Fund) acquired the net assets of Eaton Vance New York Municipal Opportunities Fund (New York Municipal Opportunities Fund), pursuant to a plan of reorganization approved by the Board of Directors of New York Municipal Opportunities Fund. The purpose of the transaction was to combine two funds managed by EVM with substantially similar investment objectives and policies. The reorganization was accomplished by a tax-free exchange of 2,309,268 shares of Class A of the Fund (valued at $21,037,432) for the 2,230,590 shares of Class A of New York Municipal Opportunities Fund, 147,967 shares of Class C of the Fund (valued at $1,347,978) for the 150,433 shares of Class C of New York Municipal Opportunities Fund and 5,891,084 shares of Class I of the Fund (valued at $53,608,868) for the 5,684,653 shares of Class I of New York Municipal Opportunities Fund, each outstanding on March 20, 2026.

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The investment portfolio of New York Municipal Opportunities Fund, with a fair value of $74,932,939 and identified cost of $74,508,049, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from New York Municipal Opportunities Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $341,899,394. The net assets of New York Municipal Opportunities Fund at that date of $75,994,278, including $3,886,320 of accumulated net realized losses and $424,890 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $417,893,672.
Assuming the acquisition had been completed on October 1, 2025, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the six months ended March 31, 2026 are as follows:
Net investment income	$8,123,669
Net realized and unrealized gain	$(1,512,754)
Net increase in net assets from operations	$6,610,915
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of New York Municipal Opportunities Fund that have been included in the Fund’s Statement of Operations since March 20, 2026.

MUNI4-NCSR    3.31.26

Eaton Vance
Municipal Income Funds
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

AMT-Free    •     National

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Eaton Vance
Municipal Income Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 92,987
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	20,616
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	725	715,194
4.00%, 4/1/44	1,330	1,242,573
		$ 2,071,370
Electric Utilities — 4.0%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 987,107
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.70%, 10/1/42(1)	900	900,000
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	2,320	2,415,543
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 2/1/50	1,000	1,060,715
South Carolina Public Service Authority:
5.00%, 12/1/41	1,000	1,081,447
5.50%, 12/1/54	545	576,233
		$ 7,021,045
Escrowed/Prerefunded — 3.4%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,199,801
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	2,500	2,665,146
		$ 5,864,947
General Obligations — 14.9%
Arapahoe County School District No. 5 Cherry Creek, CO, 5.25%, 12/15/35	$2,000	$ 2,345,156
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	1,015	921,769
3.25%, 8/1/44	980	845,554
Chicago Board of Education, IL, 5.00%, 12/1/44	2,000	1,872,984
Chicago, IL, 5.00%, 1/1/43	1,000	977,969
East Grand Rapids Public School District, MI, 5.00%, 5/1/46	350	369,980
Houston, TX, 4.125%, 3/1/51	1,490	1,352,764
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois:
5.50%, 5/1/39	$205	$ 216,093
5.50%, 3/1/42	2,300	2,441,898
5.75%, 5/1/45	210	219,916
Lubbock Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/50	2,285	2,407,078
New York, NY:
4.00%, 9/1/46	1,900	1,762,887
4.00%, 4/1/50	1,690	1,519,219
5.00%, 8/1/53	1,000	1,016,863
5.25%, 10/1/51	1,985	2,070,880
Northside Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/50	1,500	1,548,542
5.00%, 8/15/50	1,000	1,033,817
Sherman Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53	3,000	3,048,746
		$ 25,972,115
Hospital — 7.6%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$2,500	$ 2,550,913
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,003,333
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,018,174
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,070	3,134,328
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,105	1,077,866
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	1,030	936,722
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care), 5.00%, 8/15/42	1,500	1,582,579
		$ 13,303,915
Housing — 4.4%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,085	$ 957,025
FW Texas Street Public Facility Corp., TX, (River District), 5.00%, 5/1/38	1,450	1,525,720
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,460	2,472,560
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.15%, 10/1/45	1,915	1,953,745

1
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$ 503,443
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	285,000
		$ 7,697,493
Industrial Development Revenue — 0.1%
Mississippi Business Finance Corp., (Chevron USA, Inc.), 2.65%, 12/1/30(1)	$200	$ 200,000
		$ 200,000
Insured - Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$905	$ 966,619
		$ 966,619
Insured - Electric Utilities — 1.5%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,600,569
		$ 2,600,569
Insured - General Obligations — 1.9%
Carbondale and Rural Fire Protection District, CO, (BAM), 5.50%, 12/1/47	$1,000	$ 1,088,564
Rhode Island Health and Educational Building Corp., (AG), 5.25%, 5/15/46	2,000	2,122,485
		$ 3,211,049
Insured - Lease Revenue/Certificates of Participation — 4.2%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AG), 0.00%, 9/1/31	$8,680	$ 7,390,264
		$ 7,390,264
Insured - Other Revenue — 0.6%
Hudson Yards Infrastructure Corp., NY, (AG), 4.00%, 2/15/47	$1,155	$ 1,054,580
		$ 1,054,580
Insured - Special Tax Revenue — 9.7%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,962,529
Massachusetts, Dedicated Tax Revenue:
(NPFG), Escrowed to Maturity, 5.50%, 1/1/27	6,000	6,124,573
(NPFG), Escrowed to Maturity, 5.50%, 1/1/30	2,565	2,808,854
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Park Creek Metropolitan District, CO, (AG), 5.00%, 12/1/43	$1,000	$ 1,053,343
		$ 16,949,299
Insured - Transportation — 8.7%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,642,620
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	11,000	11,501,659
		$ 15,144,279
Insured - Water and Sewer — 0.9%
Grand Prairie Water Commission, IL, (BAM), 5.25%, 1/1/50	$1,500	$ 1,562,223
		$ 1,562,223
Lease Revenue/Certificates of Participation — 4.6%
Battery Park City Authority, NY, Sustainability Bonds, 5.25%, 11/1/55	$1,660	$ 1,746,919
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	1,000	1,026,359
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	3,995	4,182,587
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	1,000	1,028,815
		$ 7,984,680
Other Revenue — 7.4%
Black Belt Energy Gas District, AL:
5.00%, 12/1/34	$1,500	$ 1,566,106
5.00%, 10/1/35	1,070	1,071,835
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	1,600	1,292,000
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	840	858,148
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(2)	1,200	468,000
Energy Southeast A Cooperative District, AL, 5.00%, 11/1/35	1,000	1,041,206
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,576,012
Southeast Energy Authority, AL:
5.00% to 6/1/35 (Put Date), 1/1/56	100	100,642
5.25% to 11/1/35 (Put Date), 11/1/55	2,000	2,160,479

2
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Tennessee Energy Acquisition Corp., 5.00%, 12/1/35	$1,665	$ 1,764,418
Texas Municipal Gas Acquisition and Supply Corp. VI, TX, 5.00%, 1/1/36	1,000	1,062,643
		$ 12,961,489
Senior Living/Life Care — 3.8%
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	$1,180	$ 993,243
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(3)	360	360,799
5.75%, 7/1/54(3)	775	764,294
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	1,021,528
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,700,490
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(3)	1,730	1,746,168
		$ 6,586,522
Special Tax Revenue — 9.3%
Durango, CO, Sales and Use Tax Revenue, 5.25%, 12/1/50	$1,000	$ 1,059,232
JobsOhio Beverage System, OH, 5.00%, 1/1/53	500	513,867
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	4,195	3,748,200
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/45	1,380	1,310,375
5.50%, 11/1/45(4)	2,000	2,144,000
5.50%, 5/1/50	1,500	1,608,758
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,153,455
5.00%, 7/1/58	2,817	2,682,136
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,059,968
		$ 16,279,991
Transportation — 3.7%
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	$2,000	$ 2,073,129
Metropolitan Transportation Authority, NY, 5.25%, 11/15/45	1,000	1,061,255
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,042,749
New York State Thruway Authority, 5.00%, 1/1/51	250	256,141
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	$1,500	$ 1,502,100
Texas Transportation Commission, 0.00%, 8/1/40	1,000	507,647
		$ 6,443,021
Water and Sewer — 7.7%
Allegheny County Sanitary Authority, PA, 5.00%, 12/1/50	$1,950	$ 2,009,389
District of Columbia Water and Sewer Authority:
5.00%, 10/1/40	1,500	1,665,673
(SPA: Bank of America, N.A.), 2.70%, 10/1/60(1)	300	300,000
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 2.60%, 1/1/65(1)	1,500	1,500,000
Margate, FL, Water and Sewer Revenue, 5.00%, 10/1/43	935	1,002,067
Metro Water Recovery, CO, 5.00%, 4/1/41	1,000	1,114,707
Metropolitan Government of Nashville and Davidson County, TN, Water and Sewer Revenue, 5.00%, 7/1/50	1,500	1,548,269
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	1,655	1,472,419
5.25%, 6/15/52(4)	1,000	1,044,450
San Antonio, TX, Water System Revenue, (SPA: TD Bank, N.A.), 2.70%, 5/1/55(1)	1,700	1,700,000
		$ 13,356,974
Total Tax-Exempt Municipal Obligations (identified cost $171,920,693)		$ 174,622,444

Short-Term Investments — 0.2%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.23%(5)	310,229	$ 310,260
Total Short-Term Investments (identified cost $310,260)		$ 310,260
Total Investments — 100.4% (identified cost $172,230,953)		$ 174,932,704
Other Assets, Less Liabilities — (0.4)%		$ (633,305)
Net Assets — 100.0%		$ 174,299,399

3
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(2)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $2,871,261 or 1.6% of the Fund's net assets.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	The rate shown is the annualized seven-day yield as of March 31, 2026.
At March 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	13.0%
New York	10.3%
Pennsylvania	10.2%
Others, representing less than 10% individually	66.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 27.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 17.2% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
4
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Cornell University, 4.169%, 6/15/30	$13,555	$ 13,463,846
		$ 13,463,846
Hospital — 0.5%
Ascension Health:
4.078%, 11/15/28	$6,715	$ 6,681,141
4.923%, 11/15/35	6,375	6,301,997
UPMC, 1.803%, 4/15/26	7,300	7,292,377
		$ 20,275,515
Total Corporate Bonds (identified cost $33,283,328)		$ 33,739,361

Tax-Exempt Municipal Obligations — 97.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.3%
Delaware Valley Regional Finance Authority, PA:
(LOC: TD Bank, N.A.), 2.45%, 3/1/52(1)	$1,365	$ 1,365,000
(LOC: TD Bank, N.A.), 2.70%, 9/1/59(2)	15,000	15,000,000
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	9,330	9,769,043
Green Bonds, 5.25%, 9/15/52	6,245	6,554,760
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.70%, 12/1/54(2)	42,200	42,200,000
Oklahoma Water Resources Board, (State Loan Program):
4.00%, 10/1/54	1,320	1,163,152
5.00%, 10/1/41	980	1,053,453
5.00%, 10/1/43	1,310	1,399,668
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	7,860	8,574,015
Texas Water Development Board, 4.00%, 10/15/49	6,785	6,142,105
		$ 93,221,196
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(3)	$14,652	$ 6,447,019
		$ 6,447,019
Education — 3.9%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), (SPA: Bank of New York Mellon), 2.75%, 12/1/37(2)	$32,000	$ 32,000,000
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/46	2,075	2,124,944
Clemson University, SC:
4.00%, 5/1/40	3,300	3,277,579
4.00%, 5/1/41	200	196,483
Colorado State University, 5.25%, 3/1/50	1,215	1,266,118
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	45	37,109
Louisiana Public Facilities Authority, (Acadiana Renaissance Charter Academy), 6.15%, 6/15/55(4)	7,000	7,097,564
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	3,205	2,860,608
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	8,000	8,157,660
Ohio State University, 5.25%, 12/1/46	14,315	15,193,036
Oregon State University:
4.00%, 4/1/44	4,380	4,308,276
5.00%, 4/1/45	6,395	6,839,935
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	5,125	4,424,037
Private Colleges and Universities Authority, GA, (Emory University):
5.25%, 9/1/42	1,800	2,002,556
5.25%, 9/1/43	1,500	1,658,073
Texas Tech University System, 4.00%, 2/15/44	3,690	3,580,152
University of Alabama, 4.00%, 7/1/43	1,320	1,288,746
University of California, 5.25%, 5/15/40	1,395	1,649,940
University of Cincinnati, OH:
5.25%, 6/1/46	2,500	2,646,670
5.25%, 6/1/47	3,500	3,680,028
University of Massachusetts Building Authority, 5.00%, 11/1/50	6,000	6,206,614
University of Oregon:
5.00%, 4/1/45	2,750	2,961,706
5.00%, 4/1/46	3,615	3,862,578
5.00%, 4/1/48	7,395	7,494,596
5.00%, 4/1/50	9,090	9,275,595

5
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Texas System:
5.00%, 8/15/42	$4,000	$ 4,413,269
5.00%, 8/15/43	3,000	3,286,808
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	1,275	1,145,637
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	14,320	13,042,073
		$ 155,978,390
Electric Utilities — 4.0%
Energy Northwest, WA:
5.00%, 7/1/40	$3,000	$ 3,310,558
5.00%, 7/1/41	2,800	3,075,319
5.00%, 7/1/42	2,720	2,968,911
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	9,435	9,298,992
5.00%, 3/1/46	4,615	4,829,956
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.70%, 10/1/42(2)	38,035	38,035,000
Indiana Municipal Power Agency, (LOC: Truist Bank), 2.75%, 1/1/42(2)	9,920	9,920,000
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/49	5,000	5,183,622
Omaha Public Power District, NE:
4.00%, 2/1/49	2,990	2,751,702
5.00%, 2/1/47	10,000	10,331,560
5.25%, 2/1/48	10,000	10,551,813
Orlando Utilities Commission, FL, 5.00%, 10/1/48	3,000	3,105,941
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/47	8,675	9,038,594
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	15,725	16,433,300
Snohomish County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 12/1/40	8,205	9,061,660
5.25%, 12/1/46	1,705	1,843,682
5.25%, 12/1/47	4,870	5,221,559
South Carolina Public Service Authority:
4.00%, 12/1/52	7,595	6,604,527
5.25%, 12/1/49	3,500	3,678,185
5.50%, 12/1/54	6,215	6,571,169
		$ 161,816,050
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	$8,460	$ 9,023,438
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,185,783
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	20,500	21,854,201
		$ 45,063,422
General Obligations — 24.1%
Antelope Valley Union High School District, CA, (Election of 2024), 5.00%, 8/1/50	$13,610	$ 14,284,874
Arapahoe County School District No. 5 Cherry Creek, CO:
5.25%, 12/15/41	525	590,701
5.25%, 12/15/47	4,000	4,359,822
Austin Independent School District, TX, (PSF Guaranteed), 5.25%, 8/1/50	5,000	5,319,297
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	200	182,373
Banquete Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/49	6,895	6,175,438
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	6,040	6,170,697
Belmont-Redwood Shores School District, CA, (Election of 2024), 5.00%, 8/1/50	5,200	5,474,166
Bend, OR, 5.00%, 6/1/50	2,820	2,940,455
Berkeley Unified School District, CA, (Election of 2020):
5.00%, 8/1/42	4,195	4,683,025
5.00%, 8/1/43	4,785	5,295,206
Bethel Park School District, PA, 5.25%, 8/1/42	5,055	5,535,395
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/44	14,820	12,786,840
Bishop Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	2,710	2,793,714
Bullard Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	4,450	4,581,023
California, 5.00%, 11/1/42	25,000	26,980,127
Chandler, AZ, 4.00%, 7/1/43	5,145	5,063,515
Chicago Board of Education, IL, 5.00%, 12/1/44	20,515	19,212,135
Chicago, IL:
5.00%, 1/1/44	6,040	5,839,209
5.25%, 1/1/38	6,750	6,912,477
5.25%, 1/1/45	4,635	4,565,555
5.50%, 1/1/39	5,000	5,182,713
5.50%, 1/1/49	2,975	2,924,781

6
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL: (continued)
6.00%, 1/1/43	$2,010	$ 2,170,396
6.00%, 1/1/50	6,450	6,664,562
Collin County Community College District, TX:
4.00%, 8/15/44	9,805	9,494,733
4.125%, 8/15/45	4,215	4,124,066
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,315,737
5.00%, 2/15/44	4,850	5,124,808
Dallas Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/44	14,925	15,976,292
5.00%, 2/15/45	8,595	9,117,828
Delaware County, PA:
5.00%, 8/1/44	1,850	1,989,751
5.00%, 8/1/46	2,520	2,669,327
Denton County, TX, 4.00%, 7/15/49	7,945	7,297,967
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/48	13,150	13,569,709
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/50	14,485	13,588,686
District of Columbia:
5.00%, 6/1/35	5,200	5,946,922
5.00%, 6/1/36	8,000	9,166,605
5.25%, 1/1/48	9,710	10,202,970
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/42	2,000	2,163,763
5.00%, 8/15/43	1,250	1,343,651
Ector County Independent School District, TX, (PSF Guaranteed):
5.25%, 8/15/41	2,215	2,432,747
5.25%, 8/15/42	3,125	3,414,844
5.25%, 8/15/43	2,830	3,076,883
5.25%, 8/15/44	3,175	3,421,284
Fayetteville School District No. 1, AR, 4.00%, 2/1/46	9,785	9,303,976
Fayetteville, NC, 4.00%, 2/1/45(5)	2,000	1,964,645
Forney Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/50(6)	10,000	10,326,400
Freehold Township Board Of Education, NJ, 4.00%, 8/15/42	5,270	5,308,573
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/51	23,275	21,336,146
Fulshear, TX, 4.00%, 4/15/51	4,385	3,965,473
Grand Rapids, MI, 5.00%, 4/1/50	12,970	13,351,522
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Gregory-Portland Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/44	$2,245	$ 2,381,762
5.00%, 2/15/45	1,930	2,036,206
5.25%, 2/15/46	2,660	2,837,349
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	8,614,660
Hampton County School District, SC:
4.00%, 3/1/45	1,035	1,000,802
4.25%, 3/1/50	1,140	1,095,697
Harford County, MD, 4.00%, 10/1/44	5	4,917
Harris County Flood Control District, TX, Sustainability Bonds, 4.00%, 9/15/48	1,125	1,022,977
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/45	6,400	6,892,169
Highline School District No. 401, WA:
5.00%, 12/1/43	8,315	8,933,175
5.00%, 12/1/45(5)	1,000	1,058,246
Hillsboro, OR:
4.00%, 6/1/45	3,350	3,248,872
4.00%, 6/1/46	4,150	3,980,394
Houston, TX, 4.125%, 3/1/51	8,745	7,939,543
Howell Public Schools, MI:
5.00%, 5/1/42	4,950	5,344,966
5.00%, 5/1/44	6,800	7,239,014
5.00%, 5/1/45	975	1,029,154
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	10,250	10,610,746
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/48	175	181,131
Illinois:
4.25%, 5/1/46	8,365	7,569,591
5.00%, 2/1/29	15,000	15,233,341
5.50%, 5/1/39	870	917,079
5.50%, 3/1/42	11,700	12,421,831
5.75%, 5/1/45	870	911,079
Jackson County Reorganized School District No. 7, MO, 5.50%, 3/1/44	8,000	8,939,694
Jefferson City School District, MO, 5.50%, 3/1/43	6,500	7,017,958
Larimer Weld and Boulder County School District R-2J Thompson, CO:
5.50%, 12/15/41	1,500	1,749,451
5.50%, 12/15/42	2,150	2,484,102
5.50%, 12/15/43	2,135	2,451,354
5.50%, 12/15/44	2,000	2,275,960
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/40	4,000	4,388,637

7
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Long Beach Unified School District, CA, (Election of 2016), 4.25%, 8/1/49(5)	$10,000	$ 9,736,405
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	5,730	5,160,433
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/50	9,000	9,696,124
Massachusetts:
3.00%, 4/1/49	9,000	6,751,819
5.00%, 11/1/43	10,105	10,911,503
5.00%, 5/1/48	10,000	10,379,875
5.00%, 5/1/49	7,000	7,267,301
Maui County, HI, 5.00%, 9/1/42	4,110	4,481,676
Mesquite Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/46	10,000	10,553,757
Metropolitan Government of Nashville and Davidson County, TN, 4.00%, 1/1/44	5,000	4,912,646
Mida Cormont Public Infrastructure District, UT, 6.25%, 6/1/55(4)	2,700	2,813,356
Mobile, AL, 5.00%, 2/15/41	12,885	14,047,420
Montgomery County, MD:
2.00%, 8/1/39	3,990	2,989,984
(SPA: U.S. Bank, N.A.), 2.35%, 11/1/37(2)	31,800	31,800,000
Multnomah County School District No. 1J Portland, OR:
3.00%, 6/15/37	2,000	1,817,196
5.00%, 6/15/46	10,915	11,618,116
Nassau County, NY, 5.00%, 4/1/49(6)	10,000	10,410,100
Nettleton School District, AR:
4.25%, 6/1/46	1,925	1,843,928
4.50%, 6/1/54	1,605	1,489,573
New York, NY:
4.00%, 9/1/46	9,405	8,726,289
5.00%, 9/1/48	5,000	5,131,053
5.25%, 5/1/42	3,160	3,377,337
5.25%, 4/1/47	10,000	10,480,446
5.25%, 10/1/47	5,000	5,207,192
5.25%, 2/1/50	14,405	15,055,569
5.25%, 10/1/51	24,805	25,878,173
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/36	4,000	4,473,182
North Little Rock School District No. 1, AR, 4.25%, 2/1/48	2,235	2,095,185
North Royalton City School District, OH:
5.00%, 12/1/43	325	350,514
5.00%, 12/1/46	585	615,374
5.00%, 12/1/47	75	78,283
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Northshore School District No. 417, WA, 5.00%, 12/1/44	$2,000	$ 2,142,669
Oregon, 5.25%, 6/1/44	1,350	1,489,310
Oregon City School District No. 62, OR:
5.00%, 6/15/41	65	71,579
5.00%, 6/15/49	3,495	3,547,970
Pasadena, CA, (Central Library), 5.00%, 9/1/51	11,925	12,545,903
Pine Bluff School District No. 3, AR, 4.125%, 2/1/49	975	880,357
Pitkin County School District No. 1 Aspen, CO:
5.50%, 12/1/44(5)	500	566,251
5.50%, 12/1/45(5)	425	475,973
Puerto Rico:
5.625%, 7/1/29	10,762	11,366,610
5.75%, 7/1/31	12,303	13,438,527
Rio Hondo Community College District, CA, (Election of 2024), 5.00%, 8/1/50	17,850	18,651,481
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/54	5,690	5,282,466
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	12,000	12,349,784
San Diego Unified School District, CA, (Election of 2022):
5.00%, 7/1/47	11,050	11,854,759
5.00%, 7/1/50	20,625	21,672,212
Sustainability Bonds, 4.00%, 7/1/53	8,500	7,820,694
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	10,727,382
Spring Branch Independent School District, TX, (PSF Guaranteed):
5.00%, 2/1/43	1,000	1,074,710
5.00%, 2/1/44	1,625	1,732,149
5.00%, 2/1/45	1,500	1,586,944
5.00%, 2/1/46	2,025	2,128,212
Spring Independent School District, TX, (PSF Guaranteed):
5.25%, 8/15/42	3,185	3,510,289
5.25%, 8/15/43	4,000	4,383,626
Tacoma School District No. 10, WA, 5.00%, 12/1/48	215	223,598
Tamalpais Union High School District, CA, (Election of 2024), 4.00%, 8/1/44	9,495	9,618,811
Terrell Independent School District, TX, (PSF Guaranteed):
5.25%, 8/1/42	2,000	2,193,715
5.25%, 8/1/43	2,600	2,833,681
5.25%, 8/1/44	3,000	3,245,907
5.25%, 8/1/45	1,290	1,384,773

8
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Texas:
5.00%, 10/1/43	$4,875	$ 5,308,816
5.00%, 10/1/44	3,740	4,039,469
Tigard-Tualatin School District No. 23J, OR, 5.00%, 6/15/44	6,000	6,472,526
Wake County, NC, 5.00%, 4/1/39(5)	5,000	5,650,202
Washington, 5.00%, 8/1/46	20,000	21,137,938
Westchester County, NY, 5.00%, 3/15/39	15,000	16,654,840
Wilson School District, PA, 5.00%, 5/15/43	2,750	2,912,917
Wylie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	2,845	2,635,954
		$ 977,258,474
Hospital — 5.0%
Arizona Industrial Development Authority, (Phoenix Children's Hospital), 4.00%, 2/1/50	$3,110	$ 2,651,933
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	10,000	10,203,651
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	12,610	13,040,184
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	2,580	2,581,966
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	2,070	1,905,298
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	9,105	7,970,362
Greenville Health System, SC, 5.00%, 5/1/39	1,225	1,225,760
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	9,756,061
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,007,470
Maricopa County Industrial Development Authority, AZ, (Banner Health), Series 2019-E, 4.00%, 1/1/45	7,310	6,640,752
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/47	5,900	6,127,677
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,775	10,070,033
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/41	5,395	5,581,064
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	14,955	13,149,842
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.00%, 1/1/45	5,575	5,190,973
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	16,144,581
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/49	$9,350	$ 8,270,254
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	15,575	13,454,889
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	790	711,005
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	11,655	10,445,423
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	11,859,659
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	6,565	6,197,105
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,420	4,959,646
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	2,935	2,669,203
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	4,290	4,291,631
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/43	2,085	1,941,813
St. Cloud, MN, (CentraCare Health System), 4.00%, 5/1/50	6,000	5,242,474
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott and White Health):
5.00%, 11/15/43	3,625	3,901,762
5.00%, 11/15/44	2,700	2,881,192
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	7,624,315
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/47	3,145	2,747,048
		$ 204,445,026
Housing — 3.4%
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	$1,740	$ 1,735,852
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	1,947,515
Georgia Housing and Finance Authority, 3.65%, 6/1/44	7,585	6,882,592
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	3,235	3,229,790
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	675	640,186
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.60%, 12/1/50	6,850	6,684,493

9
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	$2,000	$ 2,068,414
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (4th and Shelby Apartments), (FNMA), 4.60%, 12/1/44	8,285	8,233,671
Michigan Housing Development Authority, SFMR:
Social Bonds, 4.50%, 12/1/40	2,855	2,890,350
Social Bonds, 4.85%, 12/1/45	2,485	2,508,147
Social Bonds, 5.00%, 6/1/46	1,345	1,363,299
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.00%, 11/1/44	405	332,532
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,088	1,014,452
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	1,809	1,664,656
(FHLMC), (FNMA), (GNMA), Series 2024-A, 4.45%, 11/1/44	590	584,126
(FHLMC), (FNMA), (GNMA), Series 2024-E, 4.45%, 11/1/44	12,165	12,043,888
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), GNMA), 4.50%, 9/1/44	11,540	11,476,522
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	290	280,489
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.55%, 11/1/54	940	912,465
Sustainable Development Bonds, 5.00%, 11/1/54	3,335	3,341,578
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	1,735	1,723,701
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 4.50%, 10/1/44	4,360	4,336,716
Social Bonds, 5.15%, 10/1/45	4,780	4,876,710
South Carolina Housing Finance and Development Authority, 4.375%, 7/1/44	2,335	2,316,147
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott):
4.00%, 11/1/35	4,240	4,172,845
5.00%, 11/1/35	12,580	13,173,723
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	2,465	2,425,648
5.00%, 12/1/35	2,560	2,682,102
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,063,126
Virginia Housing Development Authority:
4.05%, 10/1/44	3,045	2,997,058
4.45%, 12/1/44	1,375	1,363,321
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Virginia Housing Development Authority: (continued)
4.625%, 12/1/49	$1,000	$ 980,109
5.125%, 11/1/43	245	254,980
5.25%, 11/1/48	215	218,515
Wisconsin Housing and Economic Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 9/1/44	4,450	4,425,522
		$ 136,485,240
Industrial Development Revenue — 1.2%
Houston, TX, (United Airlines, Inc.), (AMT), 5.50%, 7/15/37	$4,000	$ 4,190,738
Mobile County Industrial Development Authority, AL, (AM/NS Calvert LLC), (AMT), 4.75%, 12/1/54	16,925	15,559,537
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,326,573
(AMT), 5.00%, 10/1/40	10,980	11,140,489
(AMT), 6.00%, 4/1/35	7,360	8,074,797
		$ 48,292,134
Insured - Education — 0.6%
College of Charleston, SC, (AG), 4.375%, 4/1/55	$11,590	$ 11,087,616
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53	6,500	5,884,194
Western Michigan University:
(AG), 5.25%, 11/15/49	360	376,375
(AG), 5.25%, 11/15/54	6,500	6,720,082
		$ 24,068,267
Insured - Electric Utilities — 0.2%
Griffin, GA, Public Utility Revenue, (BAM), 5.00%, 1/1/51	$1,600	$ 1,648,369
Long Island Power Authority, NY, (BAM), 5.00%, 9/1/44	5,130	5,584,378
		$ 7,232,747
Insured - General Obligations — 1.4%
Bristol Township School District, PA:
(BAM), 5.00%, 6/1/44	$2,000	$ 2,107,989
(BAM), 5.00%, 6/1/45	2,020	2,108,925
(BAM), 5.00%, 6/1/46	2,345	2,432,921
Fayette County School District, KY, (BAM), 5.00%, 6/1/41	10,710	11,555,840

10
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Generation Park Management District, TX, (AG), 3.50%, 9/1/43	$2,690	$ 2,311,654
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.375%, 3/1/45	695	573,870
(BAM), 3.375%, 3/1/46	2,085	1,695,308
Harris County Municipal Utility District No. 489, TX:
(BAM), Series 2024, 4.00%, 9/1/50	4,295	3,737,475
(BAM), Series 2024A, 4.00%, 9/1/50	5,920	5,151,538
Johnson and Miami Counties Unified School District No. 230 Spring Hills, KS, (AG), 6.00%, 9/1/43	1,500	1,711,718
Lucia Mar Unified School District, CA, (Election of 2016), (BAM), 3.00%, 8/1/47	10,000	7,639,385
Sacramento City Unified School District, CA, (Election of 2020), (AG), 5.00%, 8/1/50	5,500	5,729,324
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	7,490	6,776,945
Yonkers, NY:
(AG), 5.00%, 2/1/33	355	401,451
(AG), 5.00%, 2/1/34	600	683,743
(AG), 5.00%, 2/1/35	215	240,656
(AG), 5.00%, 2/1/36	500	557,122
(AG), 5.00%, 2/1/41	500	541,050
(AG), 5.00%, 2/1/42	750	808,666
(AG), 5.00%, 2/1/43	1,100	1,178,066
		$ 57,943,646
Insured - Hospital — 0.7%
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	$19,610	$ 17,731,505
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	9,725	8,725,818
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/54	1,770	1,523,062
		$ 27,980,385
Insured - Housing — 0.2%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$7,500	$ 6,635,909
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	1,225	1,277,892
		$ 7,913,801
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.4%
Maryland Stadium Authority, (Baltimore City Public Schools Construction and Revitalization Program), (AG), 5.00%, 5/1/50	$8,430	$ 8,795,447
Nevada System of Higher Education, NV, (BAM), 4.25%, 7/1/55	9,320	8,502,023
		$ 17,297,470
Insured - Special Tax Revenue — 2.3%
Alabama Highway Authority, (AG), 5.00%, 9/1/44	$10,000	$ 10,770,148
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.25%, 6/1/45	2,500	2,695,339
(AG), 5.50%, 6/1/50	7,500	8,067,775
Fort Smith, AR, Sales and Use Tax Revenue, (AG), 5.25%, 11/1/50	1,945	2,031,052
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	58,155	38,198,670
Houston, TX, Hotel Occupancy Tax and Special Revenue, (AG), 5.00%, 9/1/46	3,000	3,133,453
Massachusetts, Dedicated Tax Revenue:
(NPFG), Escrowed to Maturity, 5.50%, 1/1/29	11,000	11,797,270
(NPFG), Escrowed to Maturity, 5.50%, 1/1/30	3,080	3,372,815
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,100	9,643,784
Park Creek Metropolitan District, CO:
(AG), 5.00%, 12/1/41	1,000	1,065,093
(AG), 5.00%, 12/1/42	1,150	1,218,503
Pasco Public Facilities District, WA, Sales Tax Revenue, (AG), 4.25%, 11/1/49	2,245	2,101,015
		$ 94,094,917
Insured - Transportation — 1.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.25%, 1/1/43	$10,450	$ 11,181,398
(AG), (AMT), 5.25%, 1/1/45	4,115	4,328,042
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	7,557,620
Houston, TX, Airport System Revenue:
(AG), (AMT), 5.25%, 7/1/48	11,890	12,264,843
(AG), (AMT), 5.25%, 7/1/53	11,900	12,163,624
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AG), (AMT), 5.00%, 3/1/49	790	790,768
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	7,305	6,568,808

11
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AG), (AMT), 5.00%, 6/30/49	$7,125	$ 7,093,208
St. Louis, MO, (Lambert International Airport), (AG), 5.25%, 7/1/54	105	108,637
		$ 62,056,948
Insured - Water and Sewer — 0.1%
Buffalo Municipal Water Finance Authority, NY:
(BAM), 5.00%, 7/1/38(5)	$575	$ 640,641
(BAM), 5.00%, 7/1/39(5)	600	662,324
(BAM), 5.00%, 7/1/40(5)	1,000	1,102,879
(BAM), 5.00%, 7/1/41(5)	900	987,087
(BAM), 5.00%, 7/1/42(5)	775	844,427
(BAM), 5.00%, 7/1/43(5)	600	648,929
		$ 4,886,287
Lease Revenue/Certificates of Participation — 3.4%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$11,970	$ 12,287,996
Broomfield City and County, CO:
5.00%, 2/1/42	1,000	1,089,438
5.00%, 2/1/43	1,000	1,082,995
5.00%, 2/1/44	850	912,097
5.00%, 2/1/45	750	797,522
5.00%, 2/1/46	1,500	1,578,962
5.00%, 2/1/47	1,500	1,566,565
Brownsburg 1999 School Building Corp., IN, 5.00%, 7/15/43	500	535,177
Castle Rock, CO, 5.00%, 12/1/49	4,955	5,072,119
Clark-Pleasant Community School Building Corp., IN, 5.00%, 7/15/44(5)	6,720	7,075,391
Jacksonville, FL:
5.00%, 10/1/42	11,600	12,628,201
5.00%, 10/1/43	9,405	10,156,521
Johnson County School District No. R-VIII Knob Noster, MO, 4.50%, 4/1/46	1,600	1,571,785
Kentucky Property and Building Commission, 4.125%, 4/1/45	420	395,119
Manatee County School District, FL, 5.00%, 7/1/36(5)	2,600	2,923,861
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,427,106
New Hampshire Business Finance Authority, (Centurion Foundation Broward Health Medical Center LLC), 5.625%, 9/15/57	5,000	5,115,602
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	$12,625	$ 13,217,813
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.125%, 6/15/50	6,430	5,924,596
5.00%, 6/15/46	6,000	6,250,243
5.25%, 6/15/50	7,000	7,330,066
2019 Series AA, 5.25%, 6/15/43	10,000	10,333,880
2020 Series AA, 4.00%, 6/15/50	12,255	11,071,051
2022 Series CC, 5.25%, 6/15/43	5,750	6,160,149
Queen Creek, AZ, 5.00%, 10/1/51	4,775	4,905,629
		$ 139,409,884
Other Revenue — 4.7%
Black Belt Energy Gas District, AL:
5.00%, 7/1/33	$4,375	$ 4,576,203
5.00%, 12/1/34	10,750	11,223,757
5.00%, 10/1/35	5,720	5,729,810
5.25% to 10/1/30 (Put Date), 1/1/54	11,250	11,936,535
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	21,890	17,676,175
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	21,100	21,555,865
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,195	11,092,084
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	97,500
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,517,475
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,237,075
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,345,425
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 2.75%, 12/1/37(2)	10,000	10,000,000
Oregon, State Lottery Revenue:
5.00%, 4/1/41	2,000	2,190,690
5.25%, 4/1/42	2,965	3,315,104
5.25%, 4/1/44	4,020	4,425,546
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,564,262
Southeast Energy Authority, AL:
5.00% to 2/1/31 (Put Date), 5/1/55	2,500	2,645,581
5.00% to 6/1/35 (Put Date), 1/1/56	750	754,816

12
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Southeast Energy Authority, AL: (continued)
5.25% to 11/1/35 (Put Date), 11/1/55	$10,000	$ 10,802,397
Tennessee Energy Acquisition Corp., 5.00%, 12/1/35	12,500	13,246,381
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	3,605	3,690,912
Texas Municipal Gas Acquisition and Supply Corp. VI, TX, 5.00%, 1/1/36	9,080	9,648,797
		$ 192,272,390
Senior Living/Life Care — 1.9%
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.125%, 5/15/59	$9,350	$ 8,590,088
Manhattan, KS, (Meadowlark Hills), 5.50%, 6/1/55	1,200	1,194,580
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(4)	3,750	3,694,667
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/40	2,500	2,501,318
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
4.625%, 10/1/30	3,180	3,129,362
5.25%, 10/1/30	5,110	5,058,723
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.25%, 11/1/46	3,705	3,802,923
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/56	3,000	3,018,784
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(4)	5,570	8,333,641
11.50%, 7/1/27(4)	615	616,454
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
5.00%, 4/1/54	1,415	1,318,946
5.25%, 4/1/51	1,000	993,016
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	2,920	2,923,002
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	716,445
6.875%, 11/15/55	190	177,708
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/35	9,000	8,826,050
6.00%, 1/1/46	6,755	6,793,245
6.25%, 1/1/56	12,545	12,512,988
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	$2,180	$ 2,180,405
		$ 76,382,345
Special Tax Revenue — 8.9%
Aerotropolis Regional Transportation Authority, CO, 5.50%, 12/1/44(4)	$14,625	$ 14,895,263
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(4)	10,000	10,213,239
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	3,745	3,589,756
Green Bonds, 5.00%, 11/1/41	13,840	13,960,639
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/41	3,500	3,871,679
5.00%, 7/1/42	5,000	5,495,135
5.00%, 7/1/43	5,000	5,458,545
Denver City and County, CO, Dedicated Tax Revenue, 4.00%, 8/1/51	4,650	4,147,604
District of Columbia, Income Tax Revenue, 5.25%, 5/1/48	13,880	14,608,048
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/48	1,625	1,651,328
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/51	5,895	5,263,796
5.25%, 7/1/48	14,550	15,374,306
5.25%, 7/1/50	10,500	11,140,992
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	10,115	9,037,674
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	3,725	3,298,610
Michigan Trunk Line Fund, 5.00%, 11/15/46	15,855	16,587,688
Mida Mountain Village Public Infrastructure District, UT, 6.00%, 6/15/54(4)	3,370	3,438,339
Nevada, Highway Improvement Revenue:
3.00%, 12/1/40	2,610	2,298,145
3.00%, 12/1/41	3,415	3,008,658
3.00%, 12/1/43	6,000	5,078,669
Series 2024C, 3.00%, 12/1/42	5,950	5,154,301
Series 2024D, 3.00%, 12/1/42	3,515	3,048,796
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	230	0
5.35%, 5/1/38(7)	80	0
5.75%, 5/1/38	280	282,487

13
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/38	$30,355	$ 33,492,781
5.00%, 5/1/46	2,330	2,440,870
5.00%, 11/1/46	13,000	13,410,176
5.25%, 5/1/46	7,500	8,032,603
5.25%, 5/1/47	6,500	6,908,414
5.25%, 5/1/52(6)	15,000	15,713,550
5.50%, 5/1/50	5,000	5,362,528
New York Dormitory Authority, Personal Income Tax Revenue:
5.25%, 3/15/46	935	1,006,709
5.25%, 3/15/47	6,000	6,396,911
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/39	8,945	9,313,653
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/49	22,270	22,899,283
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	9,980	10,286,174
New York Thruway Authority, 5.00%, 3/15/47	5,000	5,223,052
Oregon Department of Transportation, (Highway User Tax):
5.00%, 11/15/42	1,000	1,094,583
5.00%, 11/15/43	1,000	1,089,890
5.00%, 11/15/44	1,075	1,160,155
5.00%, 11/15/45	1,000	1,068,800
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	4,600	4,049,976
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	11,726	11,164,618
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/52	12,670	13,022,745
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	325	305,468
Series A2, 5.80%, 5/1/35	295	177,000
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	627,975
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	6,500	6,630,717
Green Bonds, 5.25%, 5/15/47	8,065	8,461,028
Triborough Bridge and Tunnel Authority, NY, Real Estate Transfer Tax Revenue, 5.25%, 12/1/54	3,835	3,994,798
Tri-County Metropolitan Transportation District of Oregon, 3.00%, 9/1/44	7,000	5,745,788
Utah Transit Authority, 5.00%, 12/15/44	2,500	2,705,681
		$ 362,689,623
Security	Principal Amount (000's omitted)	Value
Transportation — 15.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$11,555	$ 11,553,080
Arizona Department of Transportation, State Highway Fund Revenue, 5.00%, 7/1/43(5)	4,000	4,374,632
Atlanta, GA, Airport Revenue:
Green Bonds, 5.00%, 7/1/49(6)	10,000	10,332,200
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,287,858
Green Bonds, (AMT), 5.25%, 7/1/43	8,500	9,127,618
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,384,018
Broward County, FL, Port Facilities Revenue:
(AMT), 5.00%, 9/1/40	1,000	1,057,064
(AMT), 5.25%, 9/1/41	2,000	2,179,482
(AMT), 5.25%, 9/1/43	1,840	1,983,452
(AMT), 5.25%, 9/1/44	1,500	1,605,937
(AMT), 5.25%, 9/1/45	1,670	1,776,046
(AMT), 5.50%, 9/1/50	10,000	10,570,523
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/49	16,620	17,269,948
Charlotte, NC, Airport Revenue, 5.25%, 7/1/55	2,115	2,217,688
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	8,934,627
(AMT), 5.00%, 1/1/39	2,560	2,617,391
(AMT), 5.50%, 1/1/48	25,000	26,419,333
Columbus Regional Airport Authority, OH, (John Glenn Columbus International Airport), (AMT), 5.50%, 1/1/50	3,000	3,140,246
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
4.00%, 11/1/45	5,980	5,581,615
(AMT), 5.25%, 11/1/43	10,000	10,689,147
(AMT), 5.25%, 11/1/45	13,000	13,681,828
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/38	8,500	8,723,457
(AMT), 5.00%, 11/15/42	9,575	9,976,417
(AMT), 5.00%, 11/15/53	5,835	5,843,730
Florida Department of Transportation, 5.00%, 7/1/41	7,310	8,064,880
Greater Orlando Aviation Authority, FL, (AMT), 5.25%, 10/1/49	12,500	12,922,153
Houston, TX, Airport System Revenue:
(AMT), 5.25%, 7/1/42	5,000	5,388,407
(AMT), 5.50%, 7/1/43	2,500	2,750,530
(AMT), 5.50%, 7/1/44	3,000	3,274,656
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	18,245,790

14
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	$5,000	$ 5,299,874
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/38	13,400	13,760,173
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	30,435	31,021,443
Green Bonds, 5.00%, 5/15/44	7,000	7,699,092
Green Bonds, 5.00%, 5/15/45	6,500	7,041,105
Green Bonds, (AMT), 5.25%, 5/15/43	7,000	7,595,225
Green Bonds, (AMT), 5.25%, 5/15/44	7,000	7,535,651
Green Bonds, (AMT), 5.25%, 5/15/45	8,000	8,539,559
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(6)	16,500	16,987,080
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/45	3,000	3,115,727
(AMT), 5.00%, 7/1/46	2,500	2,576,494
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	3,035	3,454,388
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/44	15,750	16,038,362
(AMT), 5.00%, 10/1/50	2,250	2,270,808
(AMT), 5.25%, 10/1/41	1,000	1,092,830
(AMT), 5.25%, 10/1/42	1,000	1,085,984
(AMT), 5.50%, 10/1/43	750	826,872
(AMT), 5.50%, 10/1/44	1,000	1,093,636
(AMT), 5.50%, 10/1/45	1,530	1,657,575
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.25%, 1/1/49	8,750	8,898,425
New Jersey Turnpike Authority:
4.50%, 1/1/48	400	401,082
5.00%, 1/1/44	8,855	9,466,765
New York State Thruway Authority:
5.00%, 1/1/35	1,185	1,357,320
5.00%, 1/1/51	1,895	1,941,549
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	5,765	5,974,745
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,985	3,985,120
Oklahoma Turnpike Authority:
5.50%, 1/1/53	12,500	13,147,836
5.50%, 1/1/54	7,000	7,455,944
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	$2,825	$ 2,827,170
5.00%, 12/1/46	2,240	2,248,971
5.00%, 12/1/53	10,000	10,247,583
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/42	6,250	6,298,810
Port Authority of New York and New Jersey:
5.00%, 9/1/38	4,800	5,052,622
(AMT), 5.00%, 12/1/44	2,050	2,125,932
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	7,495	7,620,322
(AMT), 5.00%, 7/1/45	11,980	12,178,032
Green Bonds, (AMT), 5.25%, 7/1/43	17,945	19,205,374
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,490	11,548,994
(AMT), 5.00%, 4/1/44	8,615	8,737,069
(AMT), 5.00%, 8/1/46	11,915	12,127,916
(AMT), 5.25%, 10/1/41	4,500	4,917,735
(AMT), 5.25%, 10/1/42	5,000	5,429,921
(AMT), 5.25%, 10/1/43	3,000	3,241,853
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	10,665	11,010,302
Sacramento County, CA, Airport System Revenue, (AMT), 5.25%, 7/1/50	3,000	3,086,734
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	6,595	6,597,198
(AMT), 5.00%, 7/1/46	9,640	9,805,666
(AMT), 5.25%, 7/1/44	4,000	4,281,064
(AMT), 5.25%, 7/1/48	16,260	16,451,066
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
(AMT), 5.00%, 7/1/48	14,825	15,012,695
(AMT), 5.25%, 7/1/44	1,000	1,076,589
(AMT), 5.25%, 7/1/50	5,000	5,208,877
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.50%, 5/1/43	7,155	7,727,920
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/48	1,620	1,609,089
Triborough Bridge and Tunnel Authority, NY:
(LOC: TD Bank, N.A.), 2.70%, 1/1/32(2)	12,255	12,255,000
(LOC: U.S. Bank, N.A.), 2.75%, 1/1/31(2)	10,000	10,000,000
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.75%, 12/1/50	1,000	1,073,738
		$ 643,298,659

15
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 10.6%
Allegheny County Sanitary Authority, PA:
4.125%, 12/1/43	$1,490	$ 1,467,471
5.00%, 12/1/50	1,950	2,009,389
Aurora, CO, Water Revenue, 5.00%, 8/1/49	9,845	10,226,796
Beaufort-Jasper Water and Sewer Authority, SC:
4.00%, 3/1/46	250	241,455
4.00%, 3/1/50	1,400	1,302,488
Broomfield City and County, CO, Sewer Revenue, 5.00%, 12/1/42	900	988,498
Camas, WA, Water and Sewer Revenue, 5.25%, 12/1/50	405	423,028
Cartersville, GA, Water and Sewer Revenue:
5.00%, 6/1/42	1,000	1,104,294
5.00%, 6/1/43	750	822,517
5.00%, 6/1/44	1,000	1,087,207
5.00%, 6/1/56	3,000	3,083,805
Charleston, SC, Waterworks and Sewer System Revenue, Series 2022, 5.00%, 1/1/47	4,915	5,129,567
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	6,260	5,925,643
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/43	11,950	13,004,458
District of Columbia Water and Sewer Authority:
4.00%, 10/1/51	9,560	8,453,269
5.00%, 10/1/35	7,000	8,020,774
5.00%, 10/1/39	3,750	4,198,153
(SPA: Bank of America, N.A.), 2.90%, 10/1/60(2)	40,000	40,000,000
Green Bonds, 5.25%, 10/1/50	5,000	5,280,493
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/50	1,405	1,488,918
Fort Lauderdale, FL, Water and Sewer Revenue, 5.50%, 9/1/48	10,500	11,377,271
Fuquay-Varina, NC, Combined Utilities Revenue:
3.00%, 6/1/39	1,185	1,071,153
3.00%, 6/1/40	1,540	1,363,507
Grand Strand Water and Sewer Authority, SC, 4.00%, 6/1/51	1,500	1,385,380
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/54	2,135	1,873,562
Holly Springs, NC:
5.00%, 11/1/43(5)	2,020	2,208,716
5.00%, 11/1/44(5)	1,175	1,275,447
5.00%, 11/1/48(5)	1,000	1,048,504
Honolulu City and County, HI, Wastewater System Revenue, Green Bonds, 5.25%, 7/1/54	2,990	3,130,364
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
JEA, FL, Water and Sewer System Revenue:
5.50%, 10/1/54	$10,425	$ 11,101,007
(SPA: U.S. Bank, N.A.), 2.75%, 10/1/38(2)	19,785	19,785,000
Kansas Development Finance Authority (Kansas Department of Health and Environment), 5.00%, 5/1/44	2,535	2,759,044
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 2.60%, 1/1/65(2)	58,000	58,000,000
Massachusetts Water Resources Authority, (SPA: U.S. Bank, N.A.), 2.60%, 8/1/29(2)	11,110	11,110,000
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/46(5)	6,000	6,395,740
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47	7,910	8,241,837
5.00%, 6/15/48	14,595	15,183,743
5.00%, 6/15/49	6,150	6,368,298
5.00%, 6/15/50	2,430	2,479,255
5.00%, 6/15/51	10,250	10,554,883
5.25%, 6/15/48	13,500	14,216,060
5.25%, 6/15/53	4,000	4,180,045
Oklahoma Water Resources Board, (Clean Water Program):
5.00%, 4/1/45	2,000	2,125,694
5.00%, 4/1/46	2,260	2,384,633
Peace River Manasota Regional Water Supply Authority, FL:
4.00%, 10/1/54	5,750	5,085,612
5.25%, 10/1/43	5,000	5,460,386
5.25%, 10/1/45	3,500	3,755,435
5.25%, 10/1/46	4,005	4,281,127
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	16,200	17,267,444
Portland, OR, Sewer System Revenue:
5.00%, 12/1/47	4,895	5,105,348
5.00%, 10/1/49	5,000	5,204,066
San Antonio, TX, Water System Revenue:
5.00%, 5/15/41	5,000	5,438,918
5.00%, 5/15/42	9,000	9,728,694
(SPA: Truist Bank), 2.75%, 5/1/54(2)	29,000	29,000,000
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	4,705	4,906,600
Seattle, WA, Drainage and Wastewater Revenue, 5.25%, 5/1/50	1,585	1,677,959
Suffolk County Water Authority, NY, 3.00%, 6/1/45	2,980	2,405,171

16
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	$10,000	$ 8,862,233
Washington Suburban Sanitary District, MD, 2.125%, 6/1/38	10,770	8,525,114
		$ 430,581,473
Total Tax-Exempt Municipal Obligations (identified cost $3,959,430,253)		$3,977,115,793

Taxable Municipal Obligations — 2.2%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(3)	$8,071	$ 1,452,794
		$ 1,452,794
Education — 0.0%†
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,279,152
		$ 1,279,152
Electric Utilities — 0.1%
San Antonio, TX, Electric and Gas Systems Revenue, 5.469%, 2/1/45	$3,675	$ 3,686,184
		$ 3,686,184
General Obligations — 0.5%
King County, WA, Sustainability Bonds, 2.16%, 12/1/32	$15,000	$ 13,183,080
New York, NY, 5.372%, 10/1/51	4,825	4,635,573
		$ 17,818,653
Insured - Transportation — 1.2%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/43	$14,295	$ 5,006,995
(AMBAC), 0.00%, 10/1/26	14,395	14,083,155
(AMBAC), 0.00%, 10/1/27	22,355	20,919,389
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,948,520
		$ 47,958,059
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.0%†
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 622,878
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	300	303,663
		$ 926,541
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 16,938,100
		$ 16,938,100
Total Taxable Municipal Obligations (identified cost $96,915,948)		$ 90,059,483

Short-Term Investments — 0.1%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.23%(8)	2,363,481	$ 2,363,718
Total Short-Term Investments (identified cost $2,363,718)		$ 2,363,718
Total Investments — 101.0% (identified cost $4,091,993,247)		$4,103,278,355
Other Assets, Less Liabilities — (1.0)%		$ (38,795,073)
Net Assets — 100.0%		$4,064,483,282
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $51,102,523 or 1.3% of the Fund's net assets.
(5)	When-issued security.

17
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

(6)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(8)	The rate shown is the annualized seven-day yield as of March 31, 2026.
At March 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	12.9%
New York	12.3%
California	11.6%
Others, representing less than 10% individually	63.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 8.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
18
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Assets and Liabilities (Unaudited)

	March 31, 2026
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$172,230,953	$4,091,993,247
Unrealized appreciation	2,701,751	11,285,108
Investments, at value	$174,932,704	$4,103,278,355
Interest and dividends receivable	$2,175,800	$52,555,464
Receivable for investments sold	—	24,276,261
Receivable for Fund shares sold	70,022	2,444,824
Trustees' deferred compensation plan	117,723	450,346
Total assets	$177,296,249	$4,183,005,250
Liabilities
Payable for floating rate notes issued	$2,402,017	$49,244,446
Payable for investments purchased	—	3,185,070
Payable for when-issued securities	—	51,989,105
Payable for Fund shares redeemed	215,384	9,476,042
Distributions payable	84,311	1,637,445
Payable to affiliates:
Investment adviser fee	65,287	1,115,052
Distribution and service fees	20,630	241,723
Sub-transfer agency fee	2,251	23,399
Trustees' deferred compensation plan	117,723	450,346
Interest expense and fees payable	25,599	452,125
Accrued expenses	63,648	707,215
Total liabilities	$2,996,850	$118,521,968
Net Assets	$174,299,399	$4,064,483,282
Sources of Net Assets
Paid-in capital	$223,311,627	$4,530,074,462
Accumulated loss	(49,012,228)	(465,591,180)
Net Assets	$174,299,399	$4,064,483,282
Class A Shares
Net Assets	$90,301,998	$1,007,078,484
Shares Outstanding	11,473,907	111,599,148
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.87	$9.02
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.13	$9.32
Class C Shares
Net Assets	$1,546,243	$30,778,953
Shares Outstanding	197,622	3,411,175
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.82	$9.02
Class I Shares
Net Assets	$82,451,158	$3,026,625,845
Shares Outstanding	9,593,981	335,446,437
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.59	$9.02
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
19
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2026
	AMT-Free Fund	National Fund
Investment Income
Dividend income	$12,454	$208,378
Interest income	4,049,464	91,286,444
Total investment income	$4,061,918	$91,494,822
Expenses
Investment adviser fee	$380,019	$6,615,516
Distribution and service fees:
Class A	111,116	1,278,001
Class C	8,548	159,764
Trustees’ fees and expenses	5,010	54,754
Custodian fee	26,282	353,273
Transfer and dividend disbursing agent fees	28,972	639,077
Legal and accounting services	45,058	172,274
Printing and postage	7,142	38,996
Registration fees	25,512	121,746
Interest expense and fees	35,675	733,561
Miscellaneous	21,044	87,688
Total expenses	$694,378	$10,254,650
Net investment income	$3,367,540	$81,240,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$574,252	$8,427,040
Net realized gain	$574,252	$8,427,040
Change in unrealized appreciation (depreciation):
Investments	$(1,406,152)	$(14,782,628)
Net change in unrealized appreciation (depreciation)	$(1,406,152)	$(14,782,628)
Net realized and unrealized loss	$(831,900)	$(6,355,588)
Net increase in net assets from operations	$2,535,640	$74,884,584
20
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,367,540	$81,240,172
Net realized gain	574,252	8,427,040
Net change in unrealized appreciation (depreciation)	(1,406,152)	(14,782,628)
Net increase in net assets from operations	$2,535,640	$74,884,584
Distributions to shareholders:
Class A	$(1,690,635)	$(19,218,634)
Class C	(26,055)	(480,737)
Class I	(1,661,682)	(61,238,431)
Total distributions to shareholders	$(3,378,372)	$(80,937,802)
Transactions in shares of beneficial interest:
Class A	$2,242,198	$(22,678,005)
Class C	(177,996)	(1,430,784)
Class I	(1,789,772)	(38,462,917)
Net increase (decrease) in net assets from Fund share transactions	$274,430	$(62,571,706)
Net decrease in net assets	$(568,302)	$(68,624,924)
Net Assets
At beginning of period	$174,867,701	$4,133,108,206
At end of period	$174,299,399	$4,064,483,282
21
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2025
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,081,158	$169,417,061
Net realized loss	(2,874,739)	(50,222,639)
Net change in unrealized appreciation (depreciation)	(5,608,101)	(142,445,491)
Net decrease in net assets from operations	$(1,401,682)	$(23,251,069)
Distributions to shareholders:
Class A	$(3,410,095)	$(41,137,525)
Class C	(61,738)	(1,117,876)
Class I	(3,559,759)	(128,990,150)
Total distributions to shareholders	$(7,031,592)	$(171,245,551)
Transactions in shares of beneficial interest:
Class A	$(11,523,430)	$(119,716,451)
Class C	(731,095)	(8,131,998)
Class I	(5,046,693)	(162,744,386)
Net decrease in net assets from Fund share transactions	$(17,301,218)	$(290,592,835)
Net decrease in net assets	$(25,734,492)	$(485,089,455)
Net Assets
At beginning of year	$200,602,193	$4,618,197,661
At end of year	$174,867,701	$4,133,108,206
22
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.91	$8.26	$7.62	$7.79	$9.29	$9.25
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.30	$0.29	$0.28	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.04)	(0.36)	0.64	(0.17)	(1.50)	0.05
Total income (loss) from operations	$0.11	$(0.06)	$0.93	$0.11	$(1.27)	$0.29
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.29)	$(0.28)	$(0.23)	$(0.25)
Total distributions	$(0.15)	$(0.29)	$(0.29)	$(0.28)	$(0.23)	$(0.25)
Net asset value — End of period	$7.87	$7.91	$8.26	$7.62	$7.79	$9.29
Total Return(2)	1.39%(3)	(0.62)%	12.36%	1.29%	(13.85)%	3.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$90,302	$88,516	$104,233	$100,835	$113,933	$157,981
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.88%(5)	0.85%	0.86%	0.83%	0.79%	0.76%
Interest and fee expense(6)	0.04%(5)	0.06%	0.09%	0.17%	0.07%	0.04%
Total expenses	0.92%(5)	0.91%	0.95%	1.00%	0.86%	0.80%
Net expenses	0.92%(5)	0.91%	0.95%	1.00%	0.86%	0.80%
Net investment income	3.79%(5)	3.73%	3.64%	3.50%	2.61%	2.53%
Portfolio Turnover	27%(3)	89%	74%	53%	60%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
23
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.86	$8.21	$7.58	$7.74	$9.24	$9.20
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.24	$0.23	$0.22	$0.16	$0.17
Net realized and unrealized gain (loss)	(0.04)	(0.36)	0.63	(0.16)	(1.49)	0.05
Total income (loss) from operations	$0.08	$(0.12)	$0.86	$0.06	$(1.33)	$0.22
Less Distributions
From net investment income	$(0.12)	$(0.23)	$(0.23)	$(0.22)	$(0.17)	$(0.18)
Total distributions	$(0.12)	$(0.23)	$(0.23)	$(0.22)	$(0.17)	$(0.18)
Net asset value — End of period	$7.82	$7.86	$8.21	$7.58	$7.74	$9.24
Total Return(2)	1.01%(3)	(1.39)%	11.58%	0.51%	(14.59)%	2.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,546	$1,731	$2,565	$3,258	$4,906	$9,017
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.63%(5)	1.60%	1.61%	1.58%	1.54%	1.51%
Interest and fee expense(6)	0.04%(5)	0.06%	0.09%	0.17%	0.07%	0.04%
Total expenses	1.67%(5)	1.66%	1.70%	1.75%	1.61%	1.55%
Net expenses	1.67%(5)	1.66%	1.70%	1.75%	1.61%	1.55%
Net investment income	3.04%(5)	2.97%	2.89%	2.74%	1.83%	1.80%
Portfolio Turnover	27%(3)	89%	74%	53%	60%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
24
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.64	$9.02	$8.32	$8.50	$10.15	$10.11
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.35	$0.34	$0.33	$0.27	$0.28
Net realized and unrealized gain (loss)	(0.04)	(0.39)	0.70	(0.18)	(1.64)	0.06
Total income (loss) from operations	$0.13	$(0.04)	$1.04	$0.15	$(1.37)	$0.34
Less Distributions
From net investment income	$(0.18)	$(0.34)	$(0.34)	$(0.33)	$(0.28)	$(0.30)
Total distributions	$(0.18)	$(0.34)	$(0.34)	$(0.33)	$(0.28)	$(0.30)
Net asset value — End of period	$8.59	$8.64	$9.02	$8.32	$8.50	$10.15
Total Return(2)	1.45%(3)	(0.35)%	12.66%	1.49%	(13.64)%	3.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,451	$84,621	$93,804	$116,348	$119,467	$184,002
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.63%(5)	0.60%	0.61%	0.58%	0.54%	0.51%
Interest and fee expense(6)	0.04%(5)	0.06%	0.09%	0.17%	0.07%	0.04%
Total expenses	0.67%(5)	0.66%	0.70%	0.75%	0.61%	0.55%
Net expenses	0.67%(5)	0.66%	0.70%	0.75%	0.61%	0.55%
Net investment income	4.04%(5)	3.98%	3.89%	3.75%	2.84%	2.77%
Portfolio Turnover	27%(3)	89%	74%	53%	60%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
25
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.04	$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.34	$0.35	$0.34	$0.23	$0.23
Net realized and unrealized gain (loss)	(0.02)	(0.38)	0.67	(0.04)	(1.51)	0.08
Total income (loss) from operations	$0.15	$(0.04)	$1.02	$0.30	$(1.28)	$0.31
Less Distributions
From net investment income	$(0.17)	$(0.34)	$(0.35)	$(0.33)	$(0.25)	$(0.24)
Total distributions	$(0.17)	$(0.34)	$(0.35)	$(0.33)	$(0.25)	$(0.24)
Net asset value — End of period	$9.02	$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	1.66%(3)	(0.34)%	11.82%	3.38%	(12.62)%	2.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,007,078	$1,031,070	$1,198,847	$1,126,345	$1,179,909	$1,558,418
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.64%(5)	0.64%	0.66%	0.67%	0.64%	0.61%
Interest and fee expense(6)	0.04%(5)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	0.68%(5)	0.69%	0.71%	0.75%	0.67%	0.63%
Net expenses	0.68%(5)	0.69%	0.71%	0.75%	0.67%	0.63%
Net investment income	3.77%(5)	3.73%	3.80%	3.73%	2.30%	2.15%
Portfolio Turnover	32%(3)	109%	82%	86%	151%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
26
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.04	$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.27	$0.28	$0.28	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.02)	(0.38)	0.67	(0.04)	(1.50)	0.08
Total income (loss) from operations	$0.12	$(0.11)	$0.95	$0.24	$(1.36)	$0.23
Less Distributions
From net investment income	$(0.14)	$(0.27)	$(0.28)	$(0.27)	$(0.17)	$(0.16)
Total distributions	$(0.14)	$(0.27)	$(0.28)	$(0.27)	$(0.17)	$(0.16)
Net asset value — End of period	$9.02	$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	1.28%(3)	(1.09)%	10.99%	2.60%	(13.28)%	2.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,779	$32,247	$42,141	$45,670	$55,558	$94,851
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.39%(5)	1.39%	1.41%	1.42%	1.39%	1.36%
Interest and fee expense(6)	0.04%(5)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	1.43%(5)	1.44%	1.46%	1.50%	1.42%	1.38%
Net expenses	1.43%(5)	1.44%	1.46%	1.50%	1.42%	1.38%
Net investment income	3.02%(5)	2.98%	3.05%	2.98%	1.52%	1.41%
Portfolio Turnover	32%(3)	109%	82%	86%	151%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
27
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.04	$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.36	$0.37	$0.37	$0.25	$0.25
Net realized and unrealized gain (loss)	(0.02)	(0.38)	0.67	(0.04)	(1.51)	0.08
Total income (loss) from operations	$0.16	$(0.02)	$1.04	$0.33	$(1.26)	$0.33
Less Distributions
From net investment income	$(0.18)	$(0.36)	$(0.37)	$(0.36)	$(0.27)	$(0.26)
Total distributions	$(0.18)	$(0.36)	$(0.37)	$(0.36)	$(0.27)	$(0.26)
Net asset value — End of period	$9.02	$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	1.79%(3)	(0.10)%	12.10%	3.64%	(12.40)%	3.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,026,626	$3,069,792	$3,377,209	$2,511,115	$1,891,224	$2,347,177
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.39%(5)	0.39%	0.41%	0.42%	0.39%	0.36%
Interest and fee expense(6)	0.04%(5)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	0.43%(5)	0.44%	0.46%	0.50%	0.42%	0.38%
Net expenses	0.43%(5)	0.44%	0.46%	0.50%	0.42%	0.38%
Net investment income	4.03%(5)	3.98%	4.04%	3.98%	2.55%	2.39%
Portfolio Turnover	32%(3)	109%	82%	86%	151%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
28
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2026, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
29

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2026. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2026, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$2,402,017	$49,244,446
Interest Rate or Range of Interest Rates (%)	2.44 - 2.45	2.42 - 2.45
Collateral for Floating Rate Notes Outstanding	$3,188,450	$63,769,330
For the six months ended March 31, 2026, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized)  including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$2,400,000	$49,200,000
Average Interest Rate	2.98%	2.99%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2026.
30

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2025, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$27,346,914	$345,126,196
Long-term	$25,680,218	$142,518,612
31

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$169,748,374	$4,041,139,533
Gross unrealized appreciation	$5,117,883	$64,668,552
Gross unrealized depreciation	(2,335,570)	(51,774,176)
Net unrealized appreciation	$2,782,313	$12,894,376
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended March 31, 2026, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$380,019	$6,615,516
Effective Annual Rate	0.44%	0.32%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales
32

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2026 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$5,392	$51,680
EVD's Class A Sales Charges	$2,263	$20,912
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,625	$566
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2026 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$111,116	$1,278,001
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended March 31, 2026, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$6,411	$119,823
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2026 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$2,137	$39,941
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
33

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2026, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$ —	$ —
Class C	$ —	$204
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended March 31, 2026 were as follows:
	AMT-Free Fund	National Fund
Purchases	$47,121,143	$1,303,263,341
Sales	$50,437,959	$1,377,883,617
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
AMT-Free Fund
	Six Months Ended March 31, 2026 (Unaudited)			Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,421,937	$11,307,457	1,090,809	$ 8,618,992
Issued to shareholders electing to receive payments of distributions in Fund shares	186,045	1,480,194	371,769	2,948,880
Redemptions	(1,327,103)	(10,545,453)	(2,893,254)	(23,091,302)
Net increase (decrease)	280,879	$ 2,242,198	(1,430,676)	$(11,523,430)
Class C
Sales	17,311	$ 137,100	29,392	$ 235,517
Issued to shareholders electing to receive payments of distributions in Fund shares	3,105	24,551	7,414	58,548
Redemptions	(42,943)	(339,647)	(129,204)	(1,025,160)
Net decrease	(22,527)	$ (177,996)	(92,398)	$ (731,095)
34

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

AMT-Free Fund (continued)
	Six Months Ended March 31, 2026 (Unaudited)			Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	1,164,601	$10,094,711	4,161,736	$35,794,798
Issued to shareholders electing to receive payments of distributions in Fund shares	158,735	1,378,785	342,846	2,968,163
Redemptions	(1,528,344)	(13,263,268)	(5,109,384)	(43,809,654)
Net decrease	(205,008)	$(1,789,772)	(604,802)	$(5,046,693)
National Fund
	Six Months Ended March 31, 2026 (Unaudited)			Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	6,939,638	$ 63,205,508	12,078,992	$ 109,257,957
Issued to shareholders electing to receive payments of distributions in Fund shares	1,822,472	16,635,068	3,899,451	35,266,857
Redemptions	(11,242,185)	(102,518,581)	(29,212,164)	(264,241,265)
Net decrease	(2,480,075)	$(22,678,005)	(13,233,721)	$ (119,716,451)
Class C
Sales	343,842	$ 3,136,651	704,515	$ 6,402,396
Issued to shareholders electing to receive payments of distributions in Fund shares	49,000	447,289	114,573	1,036,885
Redemptions	(549,935)	(5,014,724)	(1,726,616)	(15,571,279)
Net decrease	(157,093)	$ (1,430,784)	(907,528)	$ (8,131,998)
Class I
Sales	49,106,974	$447,775,785	159,692,054	$1,441,854,634
Issued to shareholders electing to receive payments of distributions in Fund shares	5,867,565	53,556,283	12,484,924	112,900,130
Redemptions	(59,228,139)	(539,794,985)	(191,177,725)	(1,717,499,150)
Net decrease	(4,253,600)	$(38,462,917)	(19,000,747)	$ (162,744,386)
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
35

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 174,622,444	$ —	$ 174,622,444
Short-Term Investments	310,260	—	—	310,260
Total Investments	$ 310,260	$ 174,622,444	$ —	$ 174,932,704
National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 33,739,361	$ —	$ 33,739,361
Tax-Exempt Municipal Obligations	—	3,977,115,793	—	3,977,115,793
Taxable Municipal Obligations	—	90,059,483	—	90,059,483
Short-Term Investments	2,363,718	—	—	2,363,718
Total Investments	$2,363,718	$4,100,914,637	$ —	$4,103,278,355
36

MUNI2-NCSR    3.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	May 26, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	May 26, 2026